UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22452
                                                    -----------

                            First Trust Series Fund
          -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          -----------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          -----------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                      Date of fiscal year end: October 31
                                              ------------

                    Date of reporting period: April 30, 2014
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


FIRST TRUST



First Trust Preferred
Securities and Income Fund


Semi-Annual Report
For the Six Months Ended
April 30, 2014



STONEBRIDGE
ADVISORS LLC

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2014

Shareholder Letter............................................................ 1
At a Glance................................................................... 2
Portfolio Management.......................................................... 4
Understanding Your Fund Expenses.............................................. 5
Portfolio of Investments...................................................... 6
Statement of Assets and Liabilities...........................................12
Statement of Operations.......................................................13
Statements of Changes in Net Assets...........................................14
Financial Highlights..........................................................15
Notes to Financial Statements.................................................20
Additional Information........................................................28


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Preferred Securities and Income Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2014


Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust Preferred Securities and Income Fund (the "Fund").

As a shareholder, twice a year you receive a detailed report about your investment. Additionally, First Trust Advisors L.P. ("First Trust") compiles the Fund's financial statements for you to review. These reports are intended to keep you up-to-date on your investment, and I encourage you to read this document and discuss it with your financial advisor.

Despite some volatility, the six months covered by this report have been positive for the U.S. markets. In fact, the S&P 500(R) Index, as measured on a total return basis, rose 8.36% during the period. Of course, past performance can never be an indicator of future performance, but First Trust believes that staying invested in quality products through up and down markets and having a long-term horizon can help investors reach their financial goals.

First Trust continues to offer a variety of products that we believe could fit the financial plans for many investors seeking long-term investment success. Your financial advisor can tell you about the other investments First Trust offers that might fit your financial goals. We encourage you to discuss those goals with your financial advisor regularly so that he or she can help keep you on track and help you choose investments that match your goals.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
"AT A GLANCE"
AS OF APRIL 30, 2014 (UNAUDITED)

-----------------------------------------------------------
FUND STATISTICS
-----------------------------------------------------------
FIRST TRUST PREFERRED SECURITIES               NET ASSET
   AND INCOME FUND                            VALUE (NAV)
-----------------------------------------------------------
Class A (FPEAX)                                  $21.06
Class C (FPECX)                                  $21.09
Class F (FPEFX)                                  $21.22
Class I (FPEIX)                                  $21.12
Class R3 (FPERX)                                 $21.05
-----------------------------------------------------------


-----------------------------------------------------------
                                              % OF TOTAL
TOP TEN HOLDINGS                              INVESTMENTS
-----------------------------------------------------------
Qwest Corp.                                        2.5%
Citigroup, Inc., Series K                          2.4
PNC Financial Services Group, Inc., Series P       2.4
Aquarius + Investments PLC for Swiss
   Reinsurance Co., Ltd.                           2.2
Endurance Specialty Holdings Ltd., Series B        2.0
Enel SpA                                           2.0
Principal Financial Group, Inc., Series A          1.9
CoBank ACB, Series F                               1.9
Integrys Energy Group, Inc.                        1.9
ING Groep N.V.                                     1.8
                                                -------
                                        Total     21.0%
                                                =======

-----------------------------------------------------------
                                              % OF TOTAL
SECTOR ALLOCATION                             INVESTMENTS
-----------------------------------------------------------
Financials                                        82.2%
Utilities                                         11.7
Telecommunication Services                         3.0
Consumer Staples                                   1.7
Energy                                             1.4
                                                -------
                                        Total    100.0%
                                                =======

-----------------------------------------------------------
                                              % OF TOTAL
CREDIT QUALITY(1)                             INVESTMENTS
-----------------------------------------------------------
AA-                                                0.4%
A                                                  2.0
A-                                                 8.6
BBB+                                              16.6
BBB                                               23.8
BBB-                                              28.6
BB+                                                9.0
BB                                                 4.1
BB-                                                2.3
NR                                                 4.6
                                                -------
                                        Total    100.0%
                                                =======

---------------------------------------------------------------------------------------------------------------
                                               CLASS         CLASS         CLASS         CLASS          CLASS
DIVIDEND DISTRIBUTIONS                       A SHARES      C SHARES      F SHARES      I SHARES       R3 SHARES
---------------------------------------------------------------------------------------------------------------
Current Monthly Distribution per Share (2)    $0.0931       $0.0800       $0.0949       $0.0975        $0.0888
Current Distribution Rate on NAV (3)           5.30%         4.55%         5.37%         5.54%          5.06%


(1) The credit quality and ratings information presented above reflects the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of the McGraw Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuer of the underlying securities in the Fund and not the Fund or its shares. Credit ratings are subject to change.

(2) Most recent distribution paid or declared through 4/30/2014. Subject to change in the future.


(3) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by NAV as of 4/30/2014. Subject to change in the future.

NR    Not Rated

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
"AT A GLANCE" (CONTINUED)
AS OF APRIL 30, 2014 (UNAUDITED)

          -----------------------------------------------------------
                      PERFORMANCE OF A $10,000 INVESTMENT
          -----------------------------------------------------------
          This chart compares your Fund's Class I performance to that of the BofA Merrill Lynch Fixed Rate Preferred Securities Index from 1/11/2011 through 4/30/2014.

            First Trust Preferred      BofA Merrill Lynch               BofA Merrill Lynch
            Securities and Income      Fixed Rate Preferred             U.S. Capital                    Blended
            Fund - Class I Shares      Securities Index ("POP1")        Securities Index ("C0CS")       Index (a)
1/11/11     10,000                     10,000                           10,000                          10,000
4/30/11     10,393                     10,454                           10,484                          10,469
10/31/11    10,521                     10,521                           10,130                          10,326
4/30/12     11,475                     11,155                           10,900                          11,030
10/31/12    12,398                     11,861                           11,988                          11,929
4/30/13     12,931                     12,302                           12,679                          12,494
10/31/13    11,894                     11,566                           12,722                          12,142
4/30/14     12,715                     12,485                           13,445                          12,970


(a) The Blended Index return is a 50/50 split between the BofA Merrill Lynch Fixed Rate Preferred Securities Index and BofA Merrill Lynch U.S. Capital Securities Index.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF APRIL 30, 2014
------------------------------------------------------------------------------------------------------------------------------------
                         A SHARES           C SHARES        F SHARES   I SHARES   R3 SHARES  BLENDED       P0P1*            C0CS
                         Inception          Inception       Inception  Inception  Inception  INDEX*     BofA Merrill    BofA Merrill
                         2/25/2011          2/25/2011       3/2/2011   1/11/2011  3/2/2011              Lynch Fixed      Lynch U.S.
                                                                                                       Rate Preferred     Capital
                                                                                                      Securities Index   Securities
------------------------------------------------------------------------------------------------------------------------------------
                                                  W/MAX
                                                  1.00%
                               W/MAX            CONTINGENT
                        W/O    4.50%     W/O     DEFERRED      W/O        W/O        W/O       W/O          W/O             W/O
AVERAGE ANNUAL         SALES   SALES    SALES     SALES       SALES      SALES      SALES     SALES        SALES           SALES
TOTAL RETURNS         CHARGES  CHARGE  CHARGES    CHARGE     CHARGES    CHARGES    CHARGES   CHARGES      CHARGES         CHARGES

6 Months               6.79%    1.98%   6.33%     5.33%       6.84%      6.90%      6.66%     6.93%        8.07%           5.77%
1 Year                -1.97%   -6.38%  -2.71%     -3.64%     -1.90%     -1.67%     -2.23%     3.95%        1.60%           6.28%
Since Inception        7.07%    5.53%   6.31%     6.31%       7.29%      7.55%      6.62%     8.17%        6.95%           9.38%

30-Day SEC Yield(1)        4.25%              3.70%           4.53%      4.70%      4.20%      N/A          N/A             N/A
------------------------------------------------------------------------------------------------------------------------------------


* Since inception return is based on the Class I Shares inception date.

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that the shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor and Sub-Advisor. An index is a statistical composite that tracks a specific financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

Performance of share classes will vary due to differences in sales charges and expenses. Total return with sales charges includes payment of the maximum sales charge of 4.50% for Class A Shares, a contingent deferred sales charge ("CDSC") of 1.00% for Class C Shares in year one and 12b-1 service fees of 0.25% per year of average daily net assets for Class A Shares and combined Rule 12b-1 distribution and service fees of 1.00% per year of average daily net assets for Class C Shares. Class F, Class I and Class R3 Shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value. The Rule 12b-1 service fees are 0.15% of average daily net assets for Class F Shares and combined Rule 12b-1 distribution and service fees are 0.50% of average daily net assets for Class R3 Shares, while Class I Shares do not have these fees. Prior to December 15, 2011, Class R3 Shares combined Rule 12b-1 distribution and service fees were 0.75% of average daily net assets.


(1) 30-day SEC yield is calculated by dividing the net investment income per share earned during the most recent 30-day period by the maximum offering price per share on the last day of the period. The reported SEC yields are subsidized. The subsidized yields reflect the fee waiver and/or reimbursement of Fund expenses, which has the effect of lowering the Fund's expense ratio and generating a higher yield.

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2014


                                  SUB-ADVISOR
Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") is the Sub-Advisor to First Trust Preferred Securities and Income Fund (the "Fund") and is a registered investment advisor based in Wilton, Connecticut. Stonebridge specializes in the management of preferred securities and North American equity income securities.

                           PORTFOLIO MANAGEMENT TEAM

Scott T. Fleming, President and CIO of Stonebridge Advisors LLC

Allen Shepard, PhD, Vice President, Senior Risk Analyst And Portfolio Analytics

Robert Wolf, Vice President, Portfolio Manager And Senior Credit Analyst

Danielle Salters, CFA, Credit Analyst

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2014 (UNAUDITED)

As a shareholder of the First Trust Preferred Securities and Income Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2014.

ACTUAL EXPENSES

The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

             --------------------------------------------------------------------------------------------------------
                                                                           HYPOTHETICAL
                           ACTUAL EXPENSES                          (5% RETURN BEFORE EXPENSES)
             ---------------------------------------------   ------------------------------------------
               BEGINNING       ENDING       EXPENSES PAID    BEGINNING        ENDING      EXPENSES PAID
                ACCOUNT        ACCOUNT      DURING PERIOD     ACCOUNT         ACCOUNT     DURING PERIOD    ANNUALIZED
                 VALUE          VALUE        11/1/2013 -       VALUE           VALUE       11/1/2013 -       EXPENSE
               11/1/2013      4/30/2014     4/30/2014 (a)    11/1/2013       4/30/2014    4/30/2014 (a)    RATIOS (b)
             --------------------------------------------------------------------------------------------------------
Class A      $  1,000.00    $  1,067.90     $    7.18     $  1,000.00      $  1,017.85     $    7.00            1.40%
Class C         1,000.00       1,063.30         11.00        1,000.00         1,014.13         10.74            2.15
Class F         1,000.00       1,068.40          6.67        1,000.00         1,018.35          6.51            1.30
Class I         1,000.00       1,069.00          5.90        1,000.00         1,019.09          5.76            1.15
Class R3        1,000.00       1,066.60          8.45        1,000.00         1,016.61          8.25            1.65


(a) Expenses are equal to the annualized expense ratios, multiplied by the average account value over the period November 1, 2013 through April 30, 2014, multiplied by 181/365 (to reflect the six-month period).

(b)   These expense ratios reflect expense caps.

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2014 (UNAUDITED)

                                                                   STATED        STATED
   SHARES                        DESCRIPTION                        RATE        MATURITY         VALUE
-------------  -----------------------------------------------   ----------   -------------  --------------
$20 PAR PREFERRED SECURITIES - 0.4%

               REAL ESTATE INVESTMENT TRUSTS - 0.4%
       33,310  CommonWealth REIT..............................      7.50%        11/15/19    $      691,849
                                                                                             --------------
               TOTAL $20 PAR PREFERRED SECURITIES..........................................         691,849
               (Cost $692,954)                                                               --------------

$25 PAR PREFERRED SECURITIES - 47.4%

               BANKS - 9.7%
       16,824  Barclays Bank PLC, Series 3....................      7.10%          (a)              431,872
       17,000  Barclays Bank PLC, Series 5....................      8.13%          (a)              440,470
      144,123  Citigroup, Inc., Series K (b)..................      6.88%          (a)            3,866,820
       70,453  Fifth Third Bancorp, Series I (b)..............      6.63%          (a)            1,871,232
       35,244  First Niagara Financial Group., Inc.,
                  Series B (b)................................      8.63%          (a)            1,023,133
       20,225  FNB Corp. (b)..................................      7.25%          (a)              540,796
       44,444  Lloyds Banking Group PLC.......................      7.75%        07/15/50         1,195,544
      140,780  PNC Financial Services Group, Inc.,
                  Series P (b)................................      6.13%          (a)            3,781,351
       47,633  Santander Finance Preferred SAU, Series 10.....     10.50%          (a)            1,247,032
       29,662  US Bancorp, Series G (b).......................      6.00%          (a)              821,637
       30,480  Wells Fargo & Co., Series J....................      8.00%          (a)              900,075
                                                                                             --------------
                                                                                                 16,119,962
                                                                                             --------------
               CAPITAL MARKETS - 8.8%
       16,519  Affiliated Managers Group, Inc.................      6.38%        08/15/42           410,167
       24,301  Apollo Investment Corp.........................      6.63%        10/15/42           587,841
       62,367  Apollo Investment Corp.........................      6.88%        07/15/43         1,517,389
       60,066  Ares Capital Corp..............................      7.00%        02/15/22         1,568,924
       26,825  Ares Capital Corp..............................      7.75%        10/15/40           718,642
       65,319  Deutsche Bank Capital Funding Trust VIII.......      6.38%          (a)            1,661,062
       34,000  Goldman Sachs Group, Inc.......................      6.50%        11/01/61           902,360
       32,000  Morgan Stanley (b).............................      6.88%          (a)              850,880
       71,531  Raymond James Financial, Inc...................      6.90%        03/15/42         1,879,119
       40,000  State Street Corp., Series D (b)...............      5.90%          (a)            1,038,400
       88,901  Stifel Financial Corp..........................      6.70%        01/15/22         2,339,874
       46,427  Stifel Financial Corp..........................      5.38%        12/31/22         1,199,674
                                                                                             --------------
                                                                                                 14,674,332
                                                                                             --------------
               DIVERSIFIED FINANCIAL SERVICES - 4.7%
       94,994  ING Groep N.V..................................      7.20%          (a)            2,451,795
      112,217  ING Groep N.V..................................      7.38%          (a)            2,899,687
       89,593  KKR Financial Holdings LLC.....................      8.38%        11/15/41         2,524,731
                                                                                             --------------
                                                                                                  7,876,213
                                                                                             --------------
               DIVERSIFIED TELECOMMUNICATION SERVICES - 2.4%
      172,162  Qwest Corp.....................................      6.13%        06/01/53         3,952,839
                                                                                             --------------
               ELECTRIC UTILITIES - 0.3%
       19,689  SCE Trust I....................................      5.63%          (a)              466,039
                                                                                             --------------


Page 6                  See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

                                                                   STATED        STATED
   SHARES                        DESCRIPTION                        RATE        MATURITY         VALUE
-------------  -----------------------------------------------   ----------   -------------  --------------
$25 PAR PREFERRED SECURITIES (CONTINUED)

               FOOD PRODUCTS - 1.6%
      100,000  CHS, Inc., Series 2 (b)........................      7.10%          (a)       $    2,762,000
                                                                                             --------------
               INSURANCE - 12.3%
       30,000  Aegon N.V......................................      8.00%        02/15/42           855,600
       30,970  Allstate Corp., Series E.......................      6.63%          (a)              799,336
       44,712  American Financial Group, Inc..................      7.00%        09/30/50         1,158,488
       68,100  Aspen Insurance Holdings Ltd. (b)..............      5.95%          (a)            1,718,844
       17,380  Aspen Insurance Holdings Ltd...................      7.25%          (a)              460,918
       66,657  Aspen Insurance Holdings Ltd. (b)..............      7.40%          (a)            1,751,746
       93,350  Aviva PLC......................................      8.25%        12/01/41         2,594,196
       84,824  Axis Capital Holdings Ltd., Series D...........      5.50%          (a)            1,834,743
        6,570  Endurance Specialty Holdings Ltd., Series A....      7.75%          (a)              175,550
      121,770  Endurance Specialty Holdings Ltd., Series B....      7.50%          (a)            3,203,769
       18,846  MetLife, Inc., Series A (c)....................      4.00%          (a)              455,508
       45,430  Montpelier Re Holdings Ltd., Series A..........      8.88%          (a)            1,222,521
       21,359  PartnerRe Ltd., Series E.......................      7.25%          (a)              576,906
       16,650  PartnerRe Ltd., Series F.......................      5.88%          (a)              391,941
       93,827  Reinsurance Group of America, Inc. (b).........      6.20%        09/15/42         2,542,712
       37,100  Selective Insurance Group, Inc.................      5.88%        02/09/43           880,754
                                                                                             --------------
                                                                                                 20,623,532
                                                                                             --------------
               MULTI-UTILITIES - 4.9%
       67,546  Dominion Resources, Inc., Series A.............      8.38%        06/15/64         1,722,423
       37,050  DTE Energy Co..................................      6.50%        12/01/61           958,113
      118,500  Integrys Energy Group, Inc. (b)................      6.00%        08/01/73         2,992,125
       95,889  SCANA Corp.....................................      7.70%        01/30/65         2,511,333
                                                                                             --------------
                                                                                                  8,183,994
                                                                                             --------------
               REAL ESTATE INVESTMENT TRUSTS - 2.2%
       30,000  Digital Realty Trust, Inc., Series H...........      7.38%          (a)              762,000
       39,299  National Retail Properties, Inc., Series D.....      6.63%          (a)              985,619
       37,164  National Retail Properties, Inc., Series E.....      5.70%          (a)              835,819
       42,345  Vornado Realty L.P.............................      7.88%        10/01/39         1,094,618
                                                                                             --------------
                                                                                                  3,678,056
                                                                                             --------------
               WIRELESS TELECOMMUNICATION SERVICES - 0.5%
       19,865  Telephone & Data Systems, Inc..................      5.88%        12/01/61           434,050
       13,611  United States Cellular Corp....................      6.95%        05/15/60           345,311
                                                                                             --------------
                                                                                                    779,361
                                                                                             --------------
               TOTAL $25 PAR PREFERRED SECURITIES..........................................      79,116,328
               (Cost $77,475,385)                                                            --------------

$50 PAR PREFERRED SECURITIES - 0.6%

               BANKS - 0.6%
       20,000  CoBank ACB, Series D...........................     11.00%          (a)            1,051,250
                                                                                             --------------
               TOTAL $50 PAR PREFERRED SECURITIES..........................................       1,051,250
               (Cost $1,149,000)                                                             --------------


                        See Notes to Financial Statements                 Page 7

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

                                                                   STATED        STATED
   SHARES                        DESCRIPTION                        RATE        MATURITY         VALUE
-------------  -----------------------------------------------   ----------   -------------  --------------
$100 PAR PREFERRED SECURITIES - 5.9%

               BANKS - 2.4%
       30,000  CoBank ACB, Series F (b) (d)...................      6.25%          (a)       $    3,081,564
       11,600  CoBank ACB, Series G...........................      6.13%          (a)            1,009,200
                                                                                             --------------
                                                                                                  4,090,764
                                                                                             --------------
               ELECTRIC UTILITIES - 1.6%
       26,159  Southern California Edison Co., Series A (c)...      4.92%          (a)            2,668,545
                                                                                             --------------
               INSURANCE - 1.9%
       30,000  Principal Financial Group, Inc., Series A (b)..      5.56%          (a)            3,115,314
                                                                                             --------------
               TOTAL $100 PAR PREFERRED SECURITIES.........................................       9,874,623
               (Cost $9,820,193)                                                             --------------

$1,000 PAR PREFERRED SECURITIES - 1.2%

               BANKS - 1.2%
          759  Farm Credit Bank of Texas, Series 1............     10.00%          (a)              929,538
        1,000  Santander Finance Preferred SAU, Series 11 (b)      10.50%          (a)            1,046,250
                                                                                             --------------
               TOTAL $1,000 PAR PREFERRED SECURITIES.......................................       1,975,788
               (Cost $1,973,390)                                                             --------------

     PAR                                                           STATED        STATED
   AMOUNT                        DESCRIPTION                        RATE        MATURITY          VALUE
-------------  -----------------------------------------------   ----------   -------------  --------------
CAPITAL PREFERRED SECURITIES - 39.6%

               BANKS - 15.9%
$   2,400,000  Banco Bilbao Vizcaya Argentaria S.A. (b).......      9.00%          (a)            2,658,000
    2,000,000  Barclays Bank PLC (d)..........................     10.18%        06/12/21         2,726,510
    1,500,000  Barclays Bank PLC (b)..........................      7.75%        04/10/23         1,668,450
    1,000,000  Cooperatieve Centrale Raiffeisen-
                  Boerenleenbank BA (b).......................      8.38%          (a)            1,105,000
    1,500,000  Cooperatieve Centrale Raiffeisen-
                  Boerenleenbank BA (b).......................      8.40%          (a)            1,707,000
    1,000,000  Cooperatieve Centrale Raiffeisen-
                  Boerenleenbank BA (b) (d)...................     11.00%          (a)            1,335,000
    1,900,000  Credit Agricole S.A. (b).......................      8.38%          (a)            2,213,500
      630,000  Credit Agricole S.A............................      9.75%          (a)              659,137
      500,000  Fuerstenberg Capital International Sarl & Cie
                  SECS (b)....................................     10.25%          (a)              529,075
    1,000,000  HSBC Capital Funding L.P. (b)..................     10.18%          (a)            1,477,404
    2,500,000  JPMorgan Chase & Co., Series S (b).............      6.75%          (a)            2,662,500
    2,500,000  Morgan Stanley, Series H (b)...................      5.45%          (a)            2,522,500
    1,298,000  Natixis (b)....................................     10.00%          (a)            1,560,845
    1,000,000  Royal Bank of Scotland Group PLC,
                  Series U (b)................................      7.64%          (a)            1,045,000
    1,500,000  Societe Generale SA (b)........................      7.88%          (a)            1,568,475
    1,000,000  Zions Bancorporation, Series J (b).............      7.20%          (a)            1,045,500
                                                                                             --------------
                                                                                                 26,483,896
                                                                                             --------------


Page 8                  See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

     PAR                                                           STATED        STATED
   AMOUNT                        DESCRIPTION                        RATE        MATURITY          VALUE
-------------  -----------------------------------------------   ----------   -------------  --------------
CAPITAL PREFERRED SECURITIES (CONTINUED)

               CAPITAL MARKETS - 4.5%
$   2,000,000  Credit Suisse Group Guernsey I Ltd. (b)........      7.88%        02/24/41    $    2,187,500
    1,250,000  Deutsche Bank Capital Funding Trust I (c) (d)..      3.20%          (a)            1,187,500
    1,041,000  Deutsche Bank Capital Trust IV (b) (e).........      4.59%          (a)              988,950
    1,500,000  Goldman Sachs Capital III (c)..................      4.00%          (a)            1,162,500
    2,000,000  Goldman Sachs Group, Inc., Series L (b)........      5.70%          (a)            2,052,404
                                                                                             --------------
                                                                                                  7,578,854
                                                                                             --------------
               DIVERSIFIED FINANCIAL SERVICES - 0.3%
      500,000  General Electric Capital Corp., Series A (b)...      7.13%          (a)              575,905
                                                                                             --------------
               ELECTRIC UTILITIES - 3.2%
    2,750,000  Enel SpA (b) (d)...............................      8.75%        09/24/73         3,176,250
    2,000,000  Southern California Edison Co., Series E (b)...      6.25%          (a)            2,140,000
                                                                                             --------------
                                                                                                  5,316,250
                                                                                             --------------
               INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 1.3%
    2,000,000  AES Gener S.A. (b) (d).........................      8.38%        12/18/73         2,160,000
                                                                                             --------------
               INSURANCE - 13.0%
      500,000  AIG Life Holdings, Inc. (d)....................      7.57%        12/01/45           632,405
    1,000,000  American International Group, Inc. (b).........      8.18%        05/15/58         1,342,500
    3,200,000  Aquarius + Investments PLC for Swiss
                  Reinsurance Co., Ltd. (b)...................      8.25%          (a)            3,599,040
    2,215,000  Assured Guaranty Municipal Holdings,
                  Inc. (b) (d)................................      6.40%        12/15/66         1,893,825
    1,500,000  Assured Guaranty US Holdings, Series A (b).....      6.40%        12/15/66         1,372,500
    1,000,000  Catlin Insurance Co., Ltd. (b).................      7.25%          (a)            1,037,500
    1,000,000  Cloverie PLC for Zurich Insurance Co.,
                  Ltd. (b)....................................      8.25%          (a)            1,164,500
    2,500,000  CNP Assurances (b).............................      7.50%          (a)            2,787,000
    1,500,000  Friends Life Group PLC (b).....................      7.88%          (a)            1,655,625
    1,000,000  Genworth Holdings, Inc. (b)....................      6.15%        11/15/66           938,750
    2,000,000  Prudential PLC (b).............................     11.75%          (a)            2,132,500
    2,000,000  QBE Capital Funding III Ltd. (b) (d)...........      7.25%        05/24/41         2,145,000
    1,000,000  XL Group PLC, Series E (b).....................      6.50%          (a)              990,000
                                                                                             --------------
                                                                                                 21,691,145
                                                                                             --------------
               OIL, GAS & CONSUMABLE FUELS - 1.4%
    2,000,000  Enbridge Energy Partners L.P. (b)..............      8.05%        10/01/37         2,268,500
                                                                                             --------------
               TOTAL CAPITAL PREFERRED SECURITIES..........................................      66,074,550
               (Cost $64,707,263)                                                            --------------


                        See Notes to Financial Statements                 Page 9

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

  PRINCIPAL                                                        STATED        STATED
    VALUE                        DESCRIPTION                       COUPON       MATURITY          VALUE
-------------  -----------------------------------------------   ----------   -------------  --------------
CORPORATE BONDS AND NOTES - 0.9%

               INSURANCE - 0.9%
$   1,400,000  Wilton Re Finance LLC (b) (f).................   5.88%     03/30/33           $    1,442,000
                                                                                             --------------
               TOTAL CORPORATE BONDS AND NOTES.............................................       1,442,000
               (Cost $1,400,000)                                                             --------------

               TOTAL INVESTMENTS - 96.0%...................................................     160,226,388
               (Cost $157,218,185) (g)
               NET OTHER ASSETS AND LIABILITIES - 4.0%.....................................       6,705,241
                                                                                             --------------
               NET ASSETS - 100.0%.........................................................  $  166,931,629
                                                                                             ==============

(a)   Perpetual maturity.

(b) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2014. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c) Floating rate security. The interest rate shown reflects the rate in effect at April 30, 2014.

(d) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933 ("1933 Act"), as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the First Trust Series Fund's (the "Trust") Board of Trustees, this security has been determined to be liquid by Stonebridge Advisors LLC, the Fund's sub-advisor (the "Sub-Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2014, securities noted as such amounted to $19,780,054 or 11.85% of net assets.

(e)   This security has been determined to be illiquid by the Sub-Advisor.

(f) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Financial Statements).

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,948,426 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $940,223.


Page 10                 See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                    ASSETS TABLE
                                                                                          LEVEL 2         LEVEL 3
                                                           TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                          VALUE AT        QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                               4/30/2014       PRICES          INPUTS          INPUTS
---------------------------------------------------    -------------   -------------   -------------   -------------
$20 Par Preferred Securities*......................    $     691,849   $     691,849   $          --   $          --
$25 Par Preferred Securities*......................       79,116,328      79,116,328              --              --
$50 Par Preferred Securities*......................        1,051,250              --       1,051,250              --
$100 Par Preferred Securities*.....................        9,874,623              --       9,874,623              --
$1,000 Par Preferred Securities*...................        1,975,788       1,975,788              --              --
Capital Preferred Securities*......................       66,074,550              --      66,074,550              --
Corporate Bonds and Notes*.........................        1,442,000              --       1,442,000              --
                                                       -------------   -------------   -------------   -------------
Total Investments..................................    $ 160,226,388   $  81,783,965   $  78,442,423   $          --
                                                       =============   =============   =============   =============

                                                 LIABILITIES TABLE
                                                                                          LEVEL 2         LEVEL 3
                                                           TOTAL           LEVEL 1      SIGNIFICANT     SIGNIFICANT
                                                          VALUE AT         QUOTED       OBSERVABLE     UNOBSERVABLE
                                                          4/30/2014        PRICES         INPUTS          INPUTS
                                                       -------------   -------------   -------------   -------------
Futures Contracts..................................    $    (197,578)  $    (197,578)  $          --   $          --
                                                       =============   =============   =============   =============

* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of April 30, 2014, the Fund transferred $25 par preferred securities valued at $540,796 from Level 2 to Level 1 and $100 par preferred securities valued at $5,783,859 from Level 1 to Level 2.

OPEN FUTURES CONTRACTS AT APRIL 30, 2014 (see Note 2G - Futures Contracts in the Notes to Finanical Statements):

                                                                                                        UNREALIZED
                                                         NUMBER OF      EXPIRATION       NOTIONAL      APPRECIATION/
SHORT FUTURES CONTRACTS                                  CONTRACTS         MONTH           VALUE      (DEPRECIATION)
---------------------------------------------------    -------------   -------------   -------------   -------------
Ultra Long Term U.S. Treasury Bond Futures.........          45          June-2014     $   6,430,078   $    (197,578)
                                                                                       =============   =============


                        See Notes to Financial Statements                Page 11

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2014 (UNAUDITED)

ASSETS:
Investments, at value
   (Cost $157,218,185).........................................................................      $160,226,388
Cash...........................................................................................         3,036,078
Receivables:
   Investment securities sold..................................................................         3,023,584
   Interest....................................................................................         1,218,991
   Fund shares sold............................................................................           381,826
   Dividends...................................................................................           210,905
Prepaid expenses...............................................................................            50,882
                                                                                                     ------------
   Total Assets................................................................................       168,148,654
                                                                                                     ------------
LIABILITIES:
Payables:
   Investment securities purchased.............................................................           360,004
   Fund shares repurchased.....................................................................           288,319
   Variation margin............................................................................           197,578
   Investment advisory fees....................................................................           183,666
   12b-1 distribution and service fees.........................................................            55,084
   Transfer agent fees.........................................................................            37,619
   Legal fees..................................................................................            21,719
   Audit and tax fees..........................................................................            21,642
   Registration fees...........................................................................            15,148
   Administrative fees.........................................................................            13,096
   Printing fees...............................................................................            10,959
   Custodian fees..............................................................................             6,054
   Trustees' fees and expenses.................................................................             2,970
   Commitment fees.............................................................................             1,832
   Distributions payable.......................................................................               689
   Financial reporting fees....................................................................               216
Other liabilities..............................................................................               430
                                                                                                     ------------
   Total Liabilities...........................................................................         1,217,025
                                                                                                     ------------
NET ASSETS.....................................................................................      $166,931,629
                                                                                                     ============
NET ASSETS CONSIST OF:
Paid-in capital................................................................................      $178,794,598
Par value ($0.01 per share with an unlimited number of shares authorized)......................            79,162
Accumulated net investment income (loss).......................................................          (196,619)
Accumulated net realized gain (loss) on investments, written options and futures...............       (14,552,974)
Net unrealized appreciation (depreciation) on investments and futures..........................         2,807,462
                                                                                                     ------------
NET ASSETS.....................................................................................      $166,931,629
                                                                                                     ============
MAXIMUM OFFERING PRICE PER SHARE:
CLASS A SHARES:
   Net asset value and redemption price per share (Based on net assets of $71,193,624 and
      3,381,145 shares of beneficial interest issued and outstanding)..........................      $      21.06
   Maximum sales charge (4.50% of offering price)..............................................              0.99
                                                                                                     ------------
   Maximum offering price to public............................................................      $      22.05
                                                                                                     ============
CLASS C SHARES:
   Net asset value and redemption price per share (Based on net assets of $48,441,397 and
      2,296,611 shares of beneficial interest issued and outstanding)..........................      $      21.09
                                                                                                     ============
CLASS F SHARES:
   Net asset value and redemption price per share (Based on net assets of $3,884,431 and
      183,074 shares of beneficial interest issued and outstanding)............................      $      21.22
                                                                                                     ============
CLASS I SHARES:
   Net asset value and redemption price per share (Based on net assets of $42,954,740 and
      2,033,600 shares of beneficial interest issued and outstanding)..........................      $      21.12
                                                                                                     ============
CLASS R3 SHARES:
   Net asset value and redemption price per share (Based on net assets of $457,437 and
      21,731 shares of beneficial interest issued and outstanding).............................      $      21.05
                                                                                                     ============


Page 12                 See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED)

INVESTMENT INCOME:
Dividends......................................................................................      $  3,610,318
Interest (net of foreign withholding tax of $1,156)............................................         2,387,298
                                                                                                     ------------
   Total investment income.....................................................................         5,997,616
                                                                                                     ------------
EXPENSES:
Investment advisory fees.......................................................................           706,036
12b-1 distribution and/or service fees:
   Class A.....................................................................................            94,233
   Class C.....................................................................................           249,383
   Class F.....................................................................................             2,712
   Class R3....................................................................................             1,158
Transfer agent fees............................................................................           106,081
Registration fees..............................................................................            52,328
Administrative fees............................................................................            36,053
Printing fees..................................................................................            27,259
Custodian fees.................................................................................            18,321
Audit and tax fees.............................................................................            15,646
Legal fees.....................................................................................            14,392
Trustees' fees and expenses....................................................................            10,974
Commitment fees................................................................................             7,950
Financial reporting fees.......................................................................             4,842
Expenses previously waived or reimbursed.......................................................             4,307
Listing expense................................................................................             1,240
Other..........................................................................................             9,382
                                                                                                     ------------
   Total expenses..............................................................................         1,362,297
                                                                                                     ------------
NET INVESTMENT INCOME (LOSS)...................................................................         4,635,319
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.................................................................................        (6,487,448)
   Written options ............................................................................            20,710
   Futures.....................................................................................          (585,772)
                                                                                                     ------------
Net realized gain (loss).......................................................................        (7,052,510)
                                                                                                     ------------
Net change in unrealized appreciation (depreciation) on:
   Investments.................................................................................        13,459,745
   Futures.....................................................................................           (58,007)
                                                                                                     ------------
Net change in unrealized appreciation (depreciation)...........................................        13,401,738
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)........................................................         6,349,228
                                                                                                     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................      $ 10,984,547
                                                                                                     ============


                        See Notes to Financial Statements                Page 13

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SIX MONTHS
                                                                                  ENDED                  YEAR
                                                                                4/30/2014                ENDED
                                                                               (UNAUDITED)            10/31/2013
                                                                              -------------          -------------
OPERATIONS:
Net investment income (loss)................................................   $  4,635,319          $  10,165,390
Net realized gain (loss)....................................................     (7,052,510)            (7,457,130)
Net change in unrealized appreciation (depreciation)........................     13,401,738            (16,197,323)
                                                                              -------------          -------------
Net increase (decrease) in net assets resulting from operations.............     10,984,547            (13,489,063)
                                                                              -------------          -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A Shares..............................................................     (2,085,742)            (4,719,784)
Class C Shares..............................................................     (1,188,391)            (2,049,350)
Class F Shares..............................................................       (100,777)              (257,903)
Class I Shares..............................................................     (1,360,399)            (3,011,903)
Class R3 Shares.............................................................        (12,210)               (24,335)
                                                                              -------------          -------------
                                                                                 (4,747,519)           (10,063,275)
                                                                              -------------          -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A Shares..............................................................             --               (417,247)
Class C Shares..............................................................             --               (185,466)
Class F Shares..............................................................             --                (20,286)
Class I Shares..............................................................             --               (252,725)
Class R3 Shares.............................................................             --                 (2,675)
                                                                              -------------          -------------
                                                                                         --               (878,399)
                                                                              -------------          -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM RETURN OF CAPITAL:
Class A Shares..............................................................             --               (719,240)
Class C Shares..............................................................             --               (312,416)
Class F Shares..............................................................             --                (39,232)
Class I Shares..............................................................             --               (458,602)
Class R3 Shares.............................................................             --                 (3,723)
                                                                              -------------          -------------
                                                                                         --             (1,533,213)
                                                                              -------------          -------------
Total distributions to shareholders.........................................     (4,747,519)           (12,474,887)
                                                                              -------------          -------------

CAPITAL TRANSACTIONS:
Proceeds from shares sold ..................................................     15,395,170            187,595,072
Proceeds from shares reinvested.............................................      3,969,694              8,671,431
Cost of shares redeemed.....................................................    (67,245,223)          (132,184,442)
                                                                              -------------          -------------
Net increase (decrease) in net assets resulting from capital transactions...    (47,880,359)            64,082,061
                                                                              -------------          -------------
Total increase (decrease) in net assets.....................................    (41,643,331)            38,118,111

NET ASSETS:
Beginning of period.........................................................    208,574,960            170,456,849
                                                                              -------------          -------------
End of period...............................................................  $ 166,931,629          $ 208,574,960
                                                                              =============          =============
Accumulated net investment income (loss) at end of period...................  $    (196,619)         $     (84,419)
                                                                              =============          =============


Page 14                 See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   SIX MONTHS
                                                      ENDED             YEAR           YEAR             PERIOD
                                                    4/30/2014           ENDED         ENDED              ENDED
CLASS A SHARES                                     (UNAUDITED)      10/31/2013     10/31/2012      10/31/2011 (a)
                                                   ------------    ------------    ------------    --------------
Net asset value, beginning of period .............  $    20.27      $    22.42      $    20.10       $    20.26
                                                    ----------      ----------      ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) .....................        0.55 (b)        0.98 (b)        0.89 (b)         0.79
Net realized and unrealized gain (loss) ..........        0.80           (1.91)           2.55            (0.11)
                                                    ----------      ----------      ----------       ----------
Total from investment operations .................        1.35           (0.93)           3.44             0.68
                                                    ----------      ----------      ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ............................       (0.56)          (0.98)          (1.12)           (0.84)
Net realized gain.................................          --           (0.09)          (0.00) (c)          --
Return of capital.................................          --           (0.15)             --               --
                                                    ----------      ----------      ----------       ----------
Total distributions...............................       (0.56)          (1.22)          (1.12)           (0.84)
                                                    ----------      ----------      ----------       ----------
Net asset value, end of period ...................  $    21.06      $    20.27      $    22.42       $    20.10
                                                    ==========      ==========      ==========       ==========
TOTAL RETURN (d)..................................        6.79%          (4.36)%         17.60%            3.45%
                                                    ==========      ==========      ==========       ==========

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .............  $   71,194      $   90,286      $   83,717       $    6,932
Ratio of total expenses to average net assets ....        1.40% (e)       1.44%           1.83%            6.68% (e)
Ratio of net expenses to average net assets ......        1.40% (e)       1.40%           1.40%            1.40% (e)
Ratio of net investment income (loss) to average
     net assets ..................................        5.40% (e)       4.52%           4.13%            4.68% (e)
Portfolio turnover rate...........................          70%             60%             60%              88%


(a)   Class A Shares commenced operations on February 25, 2011.

(b)   Based on average shares outstanding.

(c)   Amount is less than $0.01.

(d) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(e)   Annualized.


                        See Notes to Financial Statements                Page 15

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   SIX MONTHS
                                                      ENDED             YEAR           YEAR             PERIOD
                                                    4/30/2014           ENDED         ENDED              ENDED
CLASS C SHARES                                     (UNAUDITED)      10/31/2013     10/31/2012      10/31/2011 (a)
                                                   ------------    ------------    ------------    --------------
Net asset value, beginning of period .............  $    20.30      $    22.45      $    20.13       $    20.26
                                                    ----------      ----------      ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) .....................        0.47 (b)        0.83 (b)        0.73 (b)         0.69
Net realized and unrealized gain (loss) ..........        0.80           (1.93)           2.55            (0.08)
                                                    ----------      ----------      ----------       ----------
Total from investment operations .................        1.27           (1.10)           3.28             0.61
                                                    ----------      ----------      ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ............................       (0.48)          (0.84)          (0.96)           (0.74)
Net realized gain.................................          --           (0.08)          (0.00) (c)          --
Return of capital.................................          --           (0.13)             --               --
                                                    ----------      ----------      ----------       ----------
Total distributions...............................       (0.48)          (1.05)          (0.96)           (0.74)
                                                    ----------      ----------      ----------       ----------
Net asset value, end of period....................  $    21.09      $    20.30      $    22.45       $    20.13
                                                    ==========      ==========      ==========       ==========
TOTAL RETURN (d)..................................        6.33%          (5.03)%         16.70%            3.08%
                                                    ==========      ==========      ==========       ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .............  $   48,441      $   55,376      $   36,681       $    2,720
Ratio of total expenses to average net assets ....        2.16% (e)       2.17%           2.66%            8.03% (e)
Ratio of net expenses to average net assets ......        2.15% (e)       2.15%           2.15%            2.15% (e)
Ratio of net investment income (loss) to average
     net assets...................................        4.66% (e)       3.81%           3.36%            4.10% (e)
Portfolio turnover rate ..........................          70%             60%             60%              88%


(a)   Class C Shares commenced operations on February 25, 2011.

(b)   Based on average shares outstanding.

(c)   Amount is less than $0.01.

(d) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total return would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(e)   Annualized.


Page 16                         See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   SIX MONTHS
                                                      ENDED             YEAR           YEAR             PERIOD
                                                    4/30/2014           ENDED         ENDED              ENDED
CLASS F SHARES                                     (UNAUDITED)      10/31/2013     10/31/2012      10/31/2011 (a)
                                                   ------------    ------------    ------------    --------------
Net asset value, beginning of period .............  $    20.42      $    22.59      $    20.12       $    20.25
                                                    ----------      ----------      ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) .....................        0.57 (b)        1.02 (b)        0.89 (b)         0.70
Net realized and unrealized gain (loss) ..........        0.80           (1.95)           2.72            (0.07)
                                                    ----------      ----------      ----------       ----------
Total from investment operations .................        1.37           (0.93)           3.61             0.63
                                                    ----------      ----------      ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ............................       (0.57)          (1.01)          (1.14)           (0.76)
Net realized gain.................................          --           (0.08)          (0.00) (c)          --
Return of capital.................................          --           (0.15)             --               --
                                                    ----------      ----------      ----------       ----------
Total distributions...............................       (0.57)          (1.24)          (1.14)           (0.76)
                                                    ----------      ----------      ----------       ----------
Net asset value, end of period....................  $    21.22      $    20.42      $    22.59       $    20.12
                                                    ==========      ==========      ==========       ==========
TOTAL RETURN (d)..................................        6.84%          (4.32)%         18.47%            3.17%
                                                    ==========      ==========      ==========       ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .............  $    3,884      $    3,735      $    4,012       $        1
Ratio of total expenses to average net assets ....        1.80% (e)       1.58%           3.71%          233.60% (e)
Ratio of net expenses to average net assets ......        1.30% (e)       1.30%           1.30%            1.30% (e)
Ratio of net investment income (loss) to average
     net assets...................................        5.54% (e)       4.63%           4.09%            5.21% (e)
Portfolio turnover rate...........................          70%             60%             60%              88%


(a) Class F Shares were initially seeded and commenced operations on March 2, 2011.

(b)   Based on average shares outstanding.

(c)   Amount is less than $0.01.

(d) Assumes reinvestment of all distributions for the period. These returns include Rule 12b-1 service fees of 0.15% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(e)   Annualized.

                        See Notes to Financial Statements                Page 17

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   SIX MONTHS
                                                      ENDED             YEAR           YEAR             PERIOD
                                                    4/30/2014           ENDED         ENDED              ENDED
CLASS I SHARES                                     (UNAUDITED)      10/31/2013     10/31/2012      10/31/2011 (a)
                                                   ------------    ------------    ------------    --------------
Net asset value, beginning of period .............  $    20.33      $    22.47      $    20.15       $    20.00
                                                    ----------      ----------      ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) .....................        0.57 (b)        1.04 (b)        0.92 (b)         0.82
Net realized and unrealized gain (loss) ..........        0.81           (1.91)           2.57             0.21
                                                    ----------      ----------      ----------       ----------
Total from investment operations .................        1.38           (0.87)           3.49             1.03
                                                    ----------      ----------      ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ............................       (0.59)          (1.03)          (1.17)           (0.88)
Net realized gain.................................          --           (0.09)          (0.00) (c)          --
Return of capital.................................          --           (0.15)             --               --
                                                    ----------      ----------      ----------       ----------
Total distributions...............................       (0.59)          (1.27)          (1.17)           (0.88)
                                                    ----------      ----------      ----------       ----------
Net asset value, end of period....................  $    21.12      $    20.33      $    22.47       $    20.15
                                                    ==========      ==========      ==========       ==========
TOTAL RETURN (d)..................................        6.90%          (4.06)%         17.84%            5.21%
                                                    ==========      ==========      ==========       ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .............  $   42,955      $   58,700      $   45,432       $      439
Ratio of total expenses to average net assets ....        1.15% (e)       1.23%           1.46%           22.09% (e)
Ratio of net expenses to average net assets ......        1.15% (e)       1.15%           1.15%            1.15% (e)
Ratio of net investment income (loss) to average
     net assets...................................        5.62% (e)       4.79%           4.20%            5.12% (e)
Portfolio turnover rate...........................          70%             60%             60%              88%


(a) Class I Shares were initially seeded on December 16, 2010 and commenced operations on January 11, 2011.

(b)   Based on average shares outstanding.

(c)   Amount is less than $0.01.

(d) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(e)   Annualized.


Page 18                 See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   SIX MONTHS
                                                      ENDED             YEAR           YEAR             PERIOD
                                                    4/30/2014           ENDED         ENDED              ENDED
CLASS R3 SHARES                                    (UNAUDITED)      10/31/2013     10/31/2012      10/31/2011 (a)
                                                   ------------    ------------    ------------    --------------
Net asset value, beginning of period .............  $    20.26      $    22.41      $    20.11       $    20.25
                                                    ----------      ----------      ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)......................        0.52 (b)        0.93 (b)        0.80 (b)         0.61
Net realized and unrealized gain (loss) ..........        0.80           (1.92)           2.56            (0.07)
                                                    ----------      ----------      ----------       ----------
Total from investment operations .................        1.32           (0.99)           3.36             0.54
                                                    ----------      ----------      ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ............................       (0.53)          (0.92)          (1.06)           (0.68)
Net realized gain.................................          --           (0.10)          (0.00) (c)          --
Return of capital.................................          --           (0.14)             --               --
                                                    ----------      ----------      ----------       ----------
Total distributions...............................       (0.53)          (1.16)          (1.06)           (0.68)
                                                    ----------      ----------      ----------       ----------
Net asset value, end of period....................  $    21.05      $    20.26      $    22.41       $    20.11
                                                    ==========      ==========      ==========       ==========
TOTAL RETURN (d)..................................        6.66%          (4.61)%         17.19%            2.74%
                                                    ==========      ==========      ==========       ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .............  $      457      $      478      $      615       $        1
Ratio of total expenses to average net assets ....        5.68% (e)       4.87%          11.51%          301.79% (e)
Ratio of net expenses to average net assets ......        1.65% (e)       1.65%           1.65%            1.90% (e)
Ratio of net investment income (loss) to average
     net assets...................................        5.15% (e)       4.25%           3.66%            4.62% (e)
Portfolio turnover rate ..........................          70%             60%             60%              88%


(a) Class R3 Shares were initially seeded and commenced operations on March 2, 2011.

(b)   Based on average shares outstanding.

(c)   Amount is less than $0.01.

(d) Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 distribution and service fees of 0.50% effective December 15, 2011, and 0.75% prior to December 15, 2011, and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(e)   Annualized.

                        See Notes to Financial Statements                Page 19

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2014 (UNAUDITED)


                                1. ORGANIZATION

First Trust Preferred Securities and Income Fund (the "Fund") is a series of First Trust Series Fund (the "Trust"), a Massachusetts business trust, organized on July 9, 2010, and is registered as a non-diversified, open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers five classes of shares: Class A, Class C, Class F, Class I and Class R3. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

The Fund's investment objective is to seek to provide current income and total return. The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings, if any) in preferred securities and other securities with similar economic characteristics. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") for each class of shares of the Fund is determined daily as of the close of trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing at the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Market quotations and prices used to value the Fund's investments are primarily obtained from third party pricing services. The Fund's investments are valued as follows:

      Preferred stocks and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")), are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Bonds, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2014 (UNAUDITED)


      Exchange-traded options and futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options and futures contracts are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter options contracts are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2014, is included with the Fund's Portfolio of Investments.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2014 (UNAUDITED)


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis, including the amortization of premiums and accretion of discounts. Income is allocated on a pro rata basis to each class of shares.

The Fund may hold the securities of real estate investment trusts ("REITs"). Distributions from such investments may include income, capital gains and return of capital. The actual character of amounts received during the year is not known until after the REITs' fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2014, the Fund held restricted securities as shown in the following table that Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") has deemed illiquid pursuant to procedures adopted by the Trust's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity date and yield for this issuer.

                                      ACQUISITION     PRINCIPAL                   CARRYING                      % OF
SECURITY                                  DATE          VALUE         PRICE         COST          VALUE      NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
Wilton Re Finance LLC, 5.88%, 3/30/33   3/25/13     $ 1,400,000      $ 1.03      $ 1,400,000   $ 1,442,000      0.86%


D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will declare daily and pay monthly distributions of all or a portion of its net income to holders of each class of shares. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31, 2013 was as follows:

Distributions paid from:
Ordinary income ........................... $  10,838,420
Capital gain............................... $     103,254
Return of capital.......................... $   1,533,213

As of October 31, 2013, the distributable earnings and net assets on a tax basis were as follows:

Undistributed ordinary income.............. $          --
Undistributed capital gains................            --
                                            -------------
Total undistributed earnings...............            --
Accumulated capital and other losses.......    (7,587,114)
Net unrealized appreciation (depreciation).   (10,426,119)
                                            -------------
Total accumulated earnings (losses)........   (18,013,233)
Other......................................      (165,926)
Paid-in capital............................   226,754,119
                                            -------------
Net assets................................. $ 208,574,960
                                            =============

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2014 (UNAUDITED)

E. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2013, for federal income tax purposes, the Fund had a capital loss carryforward of $7,587,114 available, to the extent provided by regualations, to offset future capital gains.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2013, 2012 and 2011 remain open to federal and state audit. As of April 30, 2014, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

F. EXPENSES:

The Fund pays all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

G. FUTURES CONTRACTS:

The Fund purchases or sells (i.e., is long or short) futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in "Net realized gain (loss) on futures" on the Statement of Operations.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked to market daily with the change in value recognized as a component of "Net change in unrealized appreciation (depreciation) on futures" on the Statement of Operations. This daily fluctuation in value of the contract is also known as variation margin and is included in "Variation margin payable or receivable" on the Statement of Assets and Liabilities.

If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged instruments.

H. OPTION CONTRACTS:

The Fund may purchase or write put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option may be closed out by an offsetting purchase or sale of a futures option of the same series.

The Fund may use options on futures contracts in connection with hedging strategies. Generally, these strategies would be applied under the same market and market sector conditions in which the Fund uses put and call options on securities or indices. The purchase of put options on futures contracts is analogous to the purchase of puts on securities or indices so as to hedge a Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2014 (UNAUDITED)


a written call option is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire.

As with investments in futures contracts, the Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by them. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other Futures positions held by a Fund. A Fund will earmark or set aside in a segregated account at such Fund's custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be earmarked or placed in the segregated account whenever the total value of the earmarked or segregated assets falls below the amount due on the underlying obligation.

The risks associated with the use of options on futures contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. A Fund's successful use of options on futures contracts depends on the Sub-Advisor's ability to correctly predict the movement in prices of futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to the option. Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase the price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because of initial margin deposit requirements, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading," and other investment strategies might result in temporary price distortions.

Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.

                          3. DERIVATIVES TRANSACTIONS

For the six months ended April 30, 2014, written option activity was as follows:


                                                NUMBER
                                                  OF
WRITTEN OPTIONS                                CONTRACTS        PREMIUMS
--------------------------------------------------------------------------
Options outstanding at October 31, 2013....         --        $       --
Options Written............................         50            22,478
Options Expired............................         --                --
Options Exercised..........................         --                --
Options Closed.............................        (50)          (22,478)
                                                  ----        ----------
Options outstanding at April 30, 2014......         --        $       --
                                                  ----        ----------

The following table presents the types of derivatives held by the Fund at April 30, 2014, the location of these instruments as presented on the Statement of Assets and Liabilities and the primary underlying risk exposure.

                                                     ASSET DERIVATIVES                         LIABILITY DERIVATIVES
                                          ----------------------------------------    ----------------------------------------
                        DERIVATIVE        STATEMENT OF ASSETS AND                     STATEMENT OF ASSETS AND
RISK EXPOSURE           INSTRUMENT          LIABILITIES LOCATION      FAIR VALUE        LIABILITIES LOCATION      FAIR VALUE
------------------   -----------------    ------------------------  --------------    ------------------------  --------------
Interest Rate Risk   Futures Contracts        Variation margin          $    --           Variation margin        $  197,578

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2014 (UNAUDITED)


The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2014, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.


STATEMENT OF OPERATIONS LOCATION                                  EQUITY RISK
--------------------------------------------------------------------------------
Net realized gain (loss) on Investments*......................    $   (55,458)
Net realized gain (loss) on Written options transactions......         20,710
Net change in unrealized gain (loss) on Investments*..........             --
Net change in unrealized gain (loss) on Written options
   transactions ..............................................             --

                                                                 INTEREST RATE
                                                                     RISK
                                                                 -------------
Net realized gain (loss) on Futures contracts.................    $  (585,772)
Net change in unrealized gain (loss) on Futures contracts.....        (58,007)

* Purchased options are included within investments.

During the six months ended April 30, 2014, the amount of notional values of futures contracts opened and closed were $41,483,449 and $53,377,746, respectively.

 4. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust Advisors L.P. ("First Trust"), the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.80% of the Fund's average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

Stonebridge, an affiliate of First Trust, serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a monthly portfolio management fee calculated at an annual rate of 0.40% of average daily net assets that is paid by First Trust out of its investment advisory fee.

First Trust and Stonebridge have agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.15% of average daily net assets of any class of Shares of the Fund (the "Expense Cap") until February 28, 2016 and then will not exceed 1.50% from March 1, 2016 to February 28, 2025 (the "Expense Cap Termination Date"). Expenses borne and fees waived by First Trust and Stonebridge are subject to recovery by First Trust and Stonebridge up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding its Expense Cap in place at the time the expense was borne or the fee was waived by First Trust and Stonebridge. These amounts are included in "Expenses previously waived or reimbursed" on the Statement of Operations. The advisory fee waivers and expense reimbursement for the six months ended April 30, 2014 and the expenses borne by First Trust and Stonebridge subject to recovery for the periods indicated were as follows:


                                         EXPENSES SUBJECT TO RECOVERY

                                     PERIOD ENDED    YEAR ENDED     YEAR ENDED      SIX MONTHS
     ADVISORY          EXPENSE        OCTOBER 31,   OCTOBER 31,    OCTOBER 31,        ENDED
    FEE WAIVER      REIMBURSEMENT        2011           2012           2013       APRIL 30, 2014      TOTAL
  --------------   ---------------   ------------   ------------   ------------   --------------   ------------
     $     --         $     --         $ 139,139      $ 320,165      $ 134,127       $     --        $ 593,431

Brown Brothers Harriman & Co. ("BBH") serves as the Fund's administrator, fund accountant and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BBH is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records. As custodian, BBH is responsible for custody of the Fund's assets.

BNY Mellon Investment Servicing (US) Inc. ("BNYM IS") serves as the Fund's transfer agent in accordance with certain fee arrangements. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2014 (UNAUDITED)


Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.


                         5. CAPITAL SHARE TRANSACTIONS

Capital transactions were as follows:

                                        SIX MONTHS                        YEAR ENDED
                                   ENDED APRIL 30, 2014                OCTOBER 31, 2013

                                  SHARES          VALUE             SHARES         VALUE
                                ----------    ------------        ----------   -------------
Sales:
     Class A                       287,941    $  5,897,951         3,083,747   $  68,291,292
     Class C                        83,891       1,734,254         1,452,121      32,374,730
     Class F                        34,142         709,760           155,308       3,480,067
     Class I                       342,207       7,053,205         3,798,513      83,448,983
     Class R3                           --              --                --              --
                                ----------    ------------        ----------   -------------
Total Sales:                       748,181    $ 15,395,170         8,489,689   $ 187,595,072
                                ==========    ============        ==========   =============
Dividend Reinvestment:
     Class A                       81,307     $  1,667,159           181,625   $   3,925,189
     Class C                       49,637        1,020,024            80,753       1,739,629
     Class F                        3,381           69,978             7,071         154,083
     Class I                       58,938        1,212,533           131,601       2,852,530
     Class R3                           --              --                --              --
                                ----------    ------------        ----------   -------------
Total Dividend Reinvestment:       193,263    $  3,969,694           401,050   $   8,671,431
                                ==========    ============        ==========   =============
Redemptions:
     Class A                    (1,442,707)   $(29,298,559)       (2,545,437)  $ (54,289,190)
     Class C                      (564,356)    (11,514,242)         (439,287)     (9,160,688)
     Class F                       (37,363)       (769,396)         (157,069)     (3,268,967)
     Class I                    (1,255,129)    (25,624,711)       (3,064,349)    (65,385,546)
     Class R3                       (1,871)        (38,315)           (3,863)        (80,051)
                                ----------    ------------        ----------   -------------
Total Redemptions:              (3,301,426)   $(67,245,223)       (6,210,005)  $(132,184,442)
                                ==========    ============        ==========   =============

                      6. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, other than short-term investments, for the six months ended April 30, 2014, were $122,802,772 and $169,397,518, respectively.

                                 7. BORROWINGS

Effective March 28, 2013, the Trust and the First Trust Variable Insurance Trust entered into a $20 million Committed Line of Credit ("Line of Credit") with The Bank of Nova Scotia ("Scotia") to be a liquidity backstop during periods of high redemption volume. On July 30, 2013, the Line of Credit was increased to $50 million and First Trust Exchange-Traded Fund III and First Trust Exchange-Traded Fund IV were added to the Credit Agreement. A commitment fee of 0.125% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans was charged by Scotia, which First Trust allocated amongst the funds that had access to the Line of Credit. To the extent that the Fund accessed the credit line, there would also be an interest fee charged.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2014 (UNAUDITED)


The Line of Credit terminated on April 25, 2014. Effective April 25, 2014, the Trust, First Trust Exchange-Traded Fund III and First Trust Exchange-Traded Fund IV entered into an $80 million Credit Agreement with Scotia as administrative agent for a group of lenders. A commitment fee of 0.125% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans will be charged by Scotia, which First Trust will allocate amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged.

                        8. DISTRIBUTION AND SERVICE PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25%, 1.00%, 0.15% and 0.50% of their average daily net assets each year for Class A, Class C, Class F and Class R3, respectively, to reimburse and compensate First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

                               9. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                             10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition of disclosures in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2014 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

MARKET RISK: Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

INTEREST RATE RISK: If interest rates rise, the prices of fixed-rate preferred securities and other fixed-rate debt securities held by the Fund will fall.

PREFERRED SECURITIES RISK: Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities are also subject to credit risk, interest rate risk and income risk.

CONCENTRATION RISK: A fund concentrated in a single industry or sector is likely to present more risks than a fund that is broadly diversified over several industries or sectors. Compared to the broad market, an individual industry or sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes.

CREDIT RISK: Credit risk is the risk that an issuer of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the Fund could default on their obligations.

CURRENCY RISK: Although the Fund's net asset value is determined on the basis of U.S. dollars, because the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

DEPOSITARY RECEIPTS RISK: Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

FINANCIAL COMPANY RISK: The Fund invests in the securities of financial companies, which may include banks, thrifts, brokerage firms, broker-dealers, investment banks, finance companies, REITs and companies involved in the insurance industry. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; government regulation; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business.

ILLIQUID SECURITIES RISK: Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2014 (UNAUDITED)


INCOME RISK: If interest rates fall, the income from the Fund's portfolio will decline as the Fund invests the proceeds from new share sales, or from matured or called debt securities, at interest rates that are below the portfolio's current earnings rate.

NON-DIVERSIFICATION RISK: The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

REIT RISK: Investing in REITs involves risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. Fund shareholders indirectly pay REIT fees and expenses.

NON U.S. SECURITIES RISK: The Fund may invest in securities of non U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

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



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



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


FIRST TRUST

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187

INVESTMENT SUB-ADVISOR
Stonebridge Advisors, LLC
187 Danbury Road
Wilton, CT 06897

ADMINISTRATOR,
FUND ACCOUNTANT &
CUSTODIAN
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST



First Trust/Confluence
Small Cap Value Fund


Semi-Annual Report
For the Six Months Ended
April 30, 2014



CONFLUENCE
INVESTMENT MANAGEMENT

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2014

Shareholder Letter............................................................ 1
At a Glance................................................................... 2
Portfolio Management.......................................................... 4
Understanding Your Fund Expenses.............................................. 5
Portfolio of Investments...................................................... 6
Statement of Assets and Liabilities........................................... 8
Statement of Operations....................................................... 9
Statements of Changes in Net Assets...........................................10
Financial Highlights..........................................................11
Notes to Financial Statements.................................................15
Additional Information........................................................20



                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Confluence Investment Management LLC ("Confluence" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust/Confluence Small Cap Value Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2014


Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust/Confluence Small Cap Value Fund (the "Fund").

As a shareholder, twice a year you receive a detailed report about your investment. Additionally, First Trust Advisors L.P. ("First Trust") compiles the Fund's financial statements for you to review. These reports are intended to keep you up-to-date on your investment, and I encourage you to read this document and discuss it with your financial advisor.

Despite some volatility, the six months covered by this report have been positive for the U.S. markets. In fact, the S&P 500(R) Index, as measured on a total return basis, rose 8.36% during the period. Of course, past performance can never be an indicator of future performance, but First Trust believes that staying invested in quality products through up and down markets and having a long-term horizon can help investors reach their financial goals.

First Trust continues to offer a variety of products that we believe could fit the financial plans for many investors seeking long-term investment success. Your financial advisor can tell you about the other investments First Trust offers that might fit your financial goals. We encourage you to discuss those goals with your financial advisor regularly so that he or she can help keep you on track and help you choose investments that match your goals.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
"AT A GLANCE"
AS OF APRIL 30, 2014 (UNAUDITED)

-----------------------------------------------------------
FUND STATISTICS
-----------------------------------------------------------
                                                NET ASSET
FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND    VALUE (NAV)
-----------------------------------------------------------
Class A (FOVAX)                                  $26.38
Class C (FOVCX)                                  $24.97
Class I (FOVIX)                                  $26.80
Class R3 (FOVRX)                                 $25.60
-----------------------------------------------------------


-----------------------------------------------------------
                                              % OF TOTAL
TOP TEN HOLDINGS                              INVESTMENTS
-----------------------------------------------------------
C&J Energy Services, Inc.                         3.9%
Ritchie Bros. Auctioneers, Inc.                   3.7
Select Comfort Corp.                              3.4
Douglas Dynamics, Inc.                            3.4
Landstar System, Inc.                             3.4
Techne Corp.                                      3.3
OneBeacon Insurance Group Ltd., Class A           3.3
Rayonier, Inc.                                    3.2
Potbelly Corp.                                    3.2
RE/MAX Holdings, Inc., Class A                    3.2
-----------------------------------------------------------
                                        Total    34.0%
                                                ======


-----------------------------------------------------------
                                              % OF TOTAL
SECTOR ALLOCATION                             INVESTMENTS
-----------------------------------------------------------
Industrials                                      30.5%
Financials                                       26.5
Health Care                                      17.8
Consumer Discretionary                           12.4
Information Technology                            6.1
Energy                                            3.9
Consumer Staples                                  2.8
-----------------------------------------------------------
                                        Total   100.0%
                                                ======

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
"AT A GLANCE" (CONTINUED)
AS OF APRIL 30, 2014 (UNAUDITED)


-----------------------------------------------------------
PERFORMANCE OF A $10,000 INVESTMENT
-----------------------------------------------------------
This chart compares your Fund's Class I performance to that of the Russell 2000(R) Value Index and the Russell 2000(R)
Index from 1/11/2011 through 4/30/2014.

               First Trust/Confluence
               Small Cap Value Fund -    Russell 2000(R)    Russell 2000(R)
               Class I Shares            Value Index        Index
1/11/2011      10,000                    10,000             10,000
4/30/2011      10,730                    10,966             10,716
10/31/2011      9,790                     9,457              9,261
4/30/2012      10,554                    10,499             10,323
10/31/2012     10,951                    10,599             10,601
4/30/2013      12,260                    12,309             12,307
10/31/2013     13,892                    14,023             14,389
4/30/2014      14,285                    14,720             14,832


--------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF APRIL 30, 2014
--------------------------------------------------------------------------------------------------------------------
                                                                       I SHARES    R3 SHARES
                          A SHARES                 C SHARES            Inception   Inception
                     Inception 2/24/2011      Inception 3/2/2011       1/11/2011   3/2/2011      R2000V*      R2000*
--------------------------------------------------------------------------------------------------------------------
                                                            W/MAX
                                                            1.00%
                                  W/MAX                  CONTINGENT
                       W/O        5.50%         W/O       DEFERRED        W/O         W/O          W/O         W/O
                      SALES       SALES        SALES        SALES        SALES       SALES        SALES       SALES
AVERAGE ANNUAL       CHARGES     CHARGE       CHARGES      CHARGE       CHARGES     CHARGES      CHARGES     CHARGES
TOTAL RETURNS
6 Months              2.76%       -2.89%       2.23%        1.31%        2.83%        2.48%       4.97%        3.08%
1 Year               15.97%        9.59%      15.01%       14.01%       16.52%       15.65%      19.61%       20.50%
Since Inception      11.01%        9.05%       8.93%        8.93%       11.40%        9.92%      13.28%       11.86%
--------------------------------------------------------------------------------------------------------------------


*Since inception return is based on the Class I Shares inception date.

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.50% for Class A Shares, a contingent deferred sales charge ("CDSC") of 1.00% for Class C Shares in year one and 12b-1 service fees of 0.25% per year of average daily net assets for Class A Shares and combined Rule 12b-1 distribution and service fees of 1.00% per year of average daily net assets for Class C Shares. Class I and Class R3 Shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value. The combined Rule 12b-1 distribution and service fees are 0.50% of average daily net assets for Class R3 Shares, while Class I Shares do not have these fees. Prior to December 15, 2011, Class R3 Shares' combined Rule 12b-1 distribution and service fees were 0.75% per year of average daily net assets.

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2014


                                  SUB-ADVISOR

Confluence Investment Management LLC, a registered investment advisor ("Confluence" or the "Sub-Advisor"), located in St. Louis, Missouri, serves as the sub-advisor to First Trust/Confluence Small Cap Value Fund (the "Fund"). The investment professionals at Confluence have over 80 years of aggregate portfolio management experience. Confluence professionals have invested in a wide range of specialty finance and other financial company securities during various market cycles, working to provide attractive risk-adjusted returns to clients.

                           PORTFOLIO MANAGEMENT TEAM

Mark Keller, CFA - Chief Executive Officer and Chief Investment Officer

David Miyazaki, CFA - Senior Vice President and Portfolio Manager

Daniel Winter, CFA - Senior Vice President and Portfolio Manager

Chris Stein - Vice President and Portfolio Manager

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
UNDERSTANDING YOUR FUND EXPENSES
AS OF APRIL 30, 2014 (UNAUDITED)


As a shareholder of the First Trust/Confluence Small Cap Value Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2014.

ACTUAL EXPENSES

The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

          -----------------------------------------------------------------------------------------------------------
                                                                           HYPOTHETICAL
                           ACTUAL EXPENSES                          (5% RETURN BEFORE EXPENSES)
          -------------------------------------------------  --------------------------------------------------------
                               ENDING       EXPENSES PAID    BEGINNING        ENDING      EXPENSES PAID
               BEGINNING       ACCOUNT      DURING PERIOD     ACCOUNT         ACCOUNT     DURING PERIOD    ANNUALIZED
             ACCOUNT VALUE      VALUE        11/1/2013-        VALUE           VALUE       11/1/2013-        EXPENSE
               11/1/2013     04/30/2014    04/30/2014 (a)    11/1/2013      04/30/2014   04/30/2014 (a)    RATIOS (b)
          -----------------------------------------------------------------------------------------------------------
Class A        $1,000.00      $1,027.60      $   8.04        $1,000.00       $1,016.86      $   8.00         1.60%
Class C         1,000.00       1,022.90         11.79         1,000.00        1,013.14         11.73         2.35
Class I         1,000.00       1,028.30          6.79         1,000.00        1,018.10          6.76         1.35
Class R3        1,000.00       1,024.80          9.29         1,000.00        1,015.62          9.25         1.85

(a) Expenses are equal to the annualized expense ratios, multiplied by the average account value over the period (November 1, 2013 through April 30, 2014), multiplied by 181/365 (to reflect the six-month period).

(b)   These expense ratios reflect expense caps.

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2014 (UNAUDITED)

     SHARES                             DESCRIPTION                              VALUE
----------------  --------------------------------------------------------  --------------
COMMON STOCKS - 95.6%

                  AEROSPACE & DEFENSE - 2.5%
           2,015  Cubic Corp..............................................  $       95,572
                                                                            --------------
                  AIR FREIGHT & LOGISTICS - 2.9%
           2,585  Forward Air Corp........................................         114,335
                                                                            --------------
                  BANKS - 3.0%
           2,525  Bank of Marin Bancorp...................................         114,660
                                                                            --------------
                  CAPITAL MARKETS - 4.2%
           4,070  MVC Capital, Inc. (a)...................................          53,073
          10,310  PennantPark Investment Corp. (a)........................         110,317
                                                                            --------------
                                                                                   163,390
                                                                            --------------
                  COMMERCIAL SERVICES & SUPPLIES - 3.5%
           5,420  Ritchie Bros. Auctioneers, Inc..........................         135,500
                                                                            --------------
                  ELECTRICAL EQUIPMENT - 5.9%
           3,020  Franklin Electric Co., Inc..............................         116,784
           4,687  Thermon Group Holdings, Inc. (b)........................         111,644
                                                                            --------------
                                                                                   228,428
                                                                            --------------
                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.0%
           1,648  Zebra Technologies Corp., Class A (b)...................         114,437
                                                                            --------------
                  ENERGY EQUIPMENT & SERVICES - 3.7%
           4,755  C&J Energy Services, Inc. (b)...........................         142,935
                                                                            --------------
                  FOOD PRODUCTS - 2.7%
           3,941  Snyders-Lance, Inc......................................         104,673
                                                                            --------------
                  HEALTH CARE EQUIPMENT & SUPPLIES - 5.5%
           3,515  Haemonetics Corp. (b)...................................         106,715
           2,450  West Pharmaceutical Services, Inc.......................         106,281
                                                                            --------------
                                                                                   212,996
                                                                            --------------
                  HEALTH CARE PROVIDERS & SERVICES - 5.9%
           2,790  Patterson Cos., Inc.....................................         113,553
           3,695  VCA Antech, Inc. (b)....................................         113,178
                                                                            --------------
                                                                                   226,731
                                                                            --------------
                  HEALTH CARE TECHNOLOGY - 2.5%
           6,450  Vocera Communications, Inc. (b).........................          98,363
                                                                            --------------
                  HOTELS, RESTAURANTS & LEISURE - 3.1%
           7,003  Potbelly Corp. (b)......................................         119,051
                                                                            --------------
                  INSURANCE - 9.2%
           3,945  Brown & Brown, Inc......................................         117,482
           7,845  OneBeacon Insurance Group Ltd., Class A.................         121,127
           2,699  RLI Corp................................................         116,219
                                                                            --------------
                                                                                   354,828
                                                                            --------------
                  LIFE SCIENCES TOOLS & SERVICES - 3.1%
           1,365  Techne Corp.............................................         121,908
                                                                            --------------
                  MACHINERY - 8.2%
           7,385  Douglas Dynamics, Inc...................................         124,585
           1,265  Graco, Inc..............................................          91,712
           3,554  Mueller Industries, Inc.................................         102,853
                                                                            --------------
                                                                                   319,150
                                                                            --------------


Page 6                  See Notes to Financial Statements

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

     SHARES                             DESCRIPTION                              VALUE
----------------  --------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                  MEDIA - 2.9%
           1,534  Morningstar, Inc........................................  $      112,488
                                                                            --------------
                  PROFESSIONAL SERVICES - 2.8%
           1,559  Exponent, Inc...........................................         109,785
                                                                            --------------
                  REAL ESTATE INVESTMENT TRUSTS - 5.9%
           6,150  Gladstone Commercial Corp...............................         108,486
           2,644  Rayonier, Inc...........................................         119,244
                                                                            --------------
                                                                                   227,730
                                                                            --------------
                  REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.1%
           4,213  RE/MAX Holdings, Inc., Class A..........................         118,891
                                                                            --------------
                  ROAD & RAIL - 3.2%
           1,975  Landstar System, Inc....................................         124,405
                                                                            --------------
                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
           1,895  Hittite Microwave Corp..................................         112,487
                                                                            --------------
                  SPECIALTY RETAIL - 3.3%
           6,900  Select Comfort Corp. (b)................................         126,960
                                                                            --------------
                  TEXTILES, APPAREL & LUXURY GOODS - 2.6%
           5,500  Culp, Inc...............................................          99,275
                                                                            --------------
                   TOTAL INVESTMENTS - 95.6%..............................       3,698,978
                   (Cost $3,305,285) (c)
                   NET OTHER ASSETS AND LIABILITIES - 4.4%................         171,168
                                                                            --------------
                   NET ASSETS - 100.0%....................................  $    3,870,146
                                                                            ==============

-----------------------------
(a)   Business Development Company.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $448,084 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $54,391.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                        LEVEL 2         LEVEL 3
                                                         TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                        VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                            04/30/2014        PRICES          INPUTS          INPUTS
---------------------------------------------------  --------------  --------------  --------------  --------------
Common Stocks*.....................................   $  3,698,978    $  3,698,978    $         --    $         --
                                                     ==============  ==============  ==============  ==============

* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between Levels at April 30, 2014.


                        See Notes to Financial Statements                 Page 7

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2014 (UNAUDITED)


ASSETS:
Investments, at value
   (Cost $3,305,285)...........................................................................      $  3,698,978
Cash...........................................................................................           319,150
Prepaid expenses...............................................................................            28,444
Receivables:
   From Investment Advisor.....................................................................            20,454
   Dividends...................................................................................             1,031
                                                                                                     ------------
   Total Assets................................................................................         4,068,057
                                                                                                     ------------
LIABILITIES:
   Payables:
   Investment securities purchased.............................................................           145,962
   Audit and tax fees..........................................................................            19,369
   Legal fees..................................................................................            10,104
   Transfer agent fees.........................................................................             9,320
   Administrative fees.........................................................................             4,515
   Printing fees...............................................................................             2,764
   12b-1 distribution and service fees.........................................................             1,976
   Trustees' fees and expenses.................................................................               960
   Financial reporting fees....................................................................               728
   Commitment fees.............................................................................               714
   Custodian fees..............................................................................               183
Other liabilities..............................................................................             1,316
                                                                                                     ------------
   Total Liabilities...........................................................................           197,911
                                                                                                     ------------
NET ASSETS.....................................................................................      $  3,870,146
                                                                                                     ============
NET ASSETS CONSIST OF:
Paid-in capital................................................................................      $  3,343,033
Par value......................................................................................             1,508
Accumulated net investment income (loss).......................................................           (15,109)
Accumulated net realized gain (loss) on investments............................................           147,021
Net unrealized appreciation (depreciation) on investments......................................           393,693
                                                                                                     ------------
NET ASSETS.....................................................................................      $  3,870,146
                                                                                                     ============
MAXIMUM OFFERING PRICE PER SHARE:
   (Net assets are rounded to the nearest whole dollar and shares are rounded to the nearest full share)
CLASS A SHARES:
   Net asset value and redemption price per share (Based on net assets of $1,264,820 and 47,949
     shares of beneficial interest issued and outstanding).....................................      $      26.38
   Maximum sales charge (5.50% of offering price)..............................................              1.54
                                                                                                     ------------
   Maximum offering price to public............................................................      $      27.92
                                                                                                     ============
CLASS C SHARES:
   Net asset value and redemption price per share (Based on net assets of $2,069,194 and 82,851
      shares of beneficial interest issued and outstanding)....................................      $      24.97
                                                                                                     ============
CLASS I SHARES:
   Net asset value and redemption price per share (Based on net assets of $534,858 and 19,960
      shares of beneficial interest issued and outstanding)....................................      $      26.80
                                                                                                     ============
CLASS R3 SHARES:
   Net asset value and redemption price per share (Based on net assets of $1,274 and 50 shares
      of beneficial interest issued and outstanding)...........................................      $      25.60
                                                                                                     ============


Page 8                  See Notes to Financial Statements

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $211).............................................      $     31,260
Interest.......................................................................................                45
                                                                                                     ------------
   Total investment income.....................................................................            31,305
                                                                                                     ------------
EXPENSES:
Transfer agent fees............................................................................            42,484
Administrative fees............................................................................            34,910
Registration fees..............................................................................            18,486
Investment advisory fees.......................................................................            18,417
Audit and tax fees.............................................................................            16,274
12b-1 distribution and/or service fees:
   Class A.....................................................................................             1,646
   Class C.....................................................................................            10,196
   Class R3....................................................................................                 3
Trustees' fees and expenses....................................................................             7,658
Printing fees..................................................................................             7,396
Legal fees.....................................................................................             6,373
Financial reporting fees.......................................................................             5,354
Commitment fees................................................................................             2,691
Listing expense................................................................................               992
Custodian fees.................................................................................               932
Other..........................................................................................               929
                                                                                                     ------------
   Total expenses..............................................................................           174,741
   Less fees waived and expenses reimbursed by the investment advisor..........................          (138,034)
                                                                                                     ------------
Net expenses...................................................................................            36,707
                                                                                                     ------------
NET INVESTMENT INCOME (LOSS)...................................................................            (5,402)
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments.....................................................           146,850
   Net change in unrealized appreciation (depreciation) on investments.........................           (52,956)
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)........................................................            93,894
                                                                                                     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................      $     88,492
                                                                                                     ============


                        See Notes to Financial Statements                 Page 9

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SIX MONTHS
                                                                                       ENDED             YEAR
                                                                                     4/30/2014          ENDED
                                                                                    (UNAUDITED)       10/31/2013
                                                                                   ------------      ------------
OPERATIONS:
Net investment income (loss)...................................................    $     (5,402)     $    (18,185)
Net realized gain (loss).......................................................         146,850           170,521
Net change in unrealized appreciation (depreciation)...........................         (52,956)          379,609
                                                                                   ------------      ------------
Net increase (decrease) in net assets resulting from operations................          88,492           531,945
                                                                                   ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A Shares.................................................................              --            (7,587)
Class C Shares.................................................................              --            (4,443)
Class I Shares.................................................................              --            (1,775)
Class R3 Shares................................................................              --               (11)
                                                                                   ------------      ------------
                                                                                             --           (13,816)
                                                                                   ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A Shares.................................................................         (55,654)           (2,739)
Class C Shares.................................................................         (88,218)           (3,897)
Class I Shares.................................................................         (11,590)             (530)
Class R3 Shares................................................................             (56)               (5)
                                                                                   ------------      ------------
                                                                                       (155,518)           (7,171)
                                                                                   ------------      ------------
Total distributions to shareholders............................................        (155,518)          (20,987)
                                                                                   ------------      ------------
CAPITAL TRANSACTIONS:
Proceeds from shares sold......................................................         499,014         1,740,872
Proceeds from shares reinvested................................................         133,876            14,134
Cost of shares redeemed........................................................        (216,512)         (153,244)
                                                                                   ------------      ------------
Net increase (decrease) in net assets resulting from capital transactions......         416,378         1,601,762
                                                                                   ------------      ------------
Total increase (decrease) in net assets........................................         349,352         2,112,720
NET ASSETS:
Beginning of period............................................................       3,520,794         1,408,074
                                                                                   ------------      ------------
End of period..................................................................    $  3,870,146      $  3,520,794
                                                                                   ============      ============
Accumulated net investment income (loss) at end of period......................    $    (15,109)     $     (9,707)
                                                                                   ============      ============


Page 10                 See Notes to Financial Statements

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  SIX MONTHS
                                                    ENDED            YEAR            YEAR           PERIOD
                                                  4/30/2014         ENDED           ENDED           ENDED
CLASS A SHARES                                   (UNAUDITED)      10/31/2013      10/31/2012    10/31/2011 (a)
                                                 ------------    ------------    ------------   --------------

Net asset value, beginning of period............  $    26.77      $    21.58      $    19.54      $    20.10
                                                  ----------      ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)................        0.01            0.10            0.23            0.03
Net realized and unrealized gain (loss).........        0.73            5.46            1.85           (0.59)
                                                  ----------      ----------      ----------      ----------
Total from investment operations................        0.74            5.56            2.08           (0.56)
                                                  ----------      ----------      ----------      ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................          --           (0.27)          (0.04)             --
Net realized gain...............................       (1.13)          (0.10)             --              --
                                                  ----------      ----------      ----------      ----------
Total distributions.............................       (1.13)          (0.37)          (0.04)             --
                                                  ----------      ----------      ----------      ----------
Net asset value, end of period..................  $    26.38      $    26.77      $    21.58      $    19.54
                                                  ==========      ==========      ==========      ==========
TOTAL RETURN (c)................................        2.76%          26.16%          10.61%          (2.79)%
                                                  ==========      ==========      ==========      ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............  $    1,265      $    1,288      $      651      $      218
Ratio of total expenses to average net assets...        8.45% (d)      11.29%          23.94%          60.42% (d)
Ratio of net expenses to average net assets.....        1.60% (d)       1.60%           1.60%           1.60% (d)
Ratio of net investment income (loss) to average
   net assets...................................        0.10% (d)       0.42%           1.10%           0.26% (d)
Portfolio turnover rate.........................          15%             31%             11%             21%


(a)   Class A Shares commenced operations on February 24, 2011.

(b)   Per share amounts have been calculated using the average share method.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(d)   Annualized.

                        See Notes to Financial Statements                Page 11

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  SIX MONTHS
                                                    ENDED            YEAR            YEAR           PERIOD
                                                  4/30/2014         ENDED           ENDED           ENDED
CLASS C SHARES                                   (UNAUDITED)      10/31/2013      10/31/2012    10/31/2011 (a)
                                                 ------------    ------------    ------------   --------------

Net asset value, beginning of period............  $    25.51      $    20.59      $    18.81      $    20.10
                                                  ----------      ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)................       (0.08)          (0.10)           0.05           (0.07)
Net realized and unrealized gain (loss).........        0.67            5.23            1.73           (1.22)
                                                  ----------      ----------      ----------      ----------
Total from investment operations................        0.59            5.13            1.78           (1.29)
                                                  ----------      ----------      ----------      ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................          --           (0.11)             --              --
Net realized gain...............................       (1.13)          (0.10)             --              --
                                                  ----------      ----------      ----------      ----------
Total distributions.............................       (1.13)          (0.21)             --              --
                                                  ----------      ----------      ----------      ----------
Net asset value, end of period..................  $    24.97      $    25.51      $    20.59      $    18.81
                                                  ==========      ==========      ==========      ==========
TOTAL RETURN (c)................................        2.29%          25.11%           9.46%          (6.42)%
                                                  ==========      ==========      ==========      ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............  $    2,069      $    1,956      $      615      $        8
Ratio of total expenses to average net assets...        8.73% (d)      10.45%          26.69%          98.09% (d)
Ratio of net expenses to average net assets.....        2.35% (d)       2.35%           2.35%           2.35% (d)
Ratio of net investment income (loss) to average
   net assets...................................       (0.65)% (d)     (0.43)%          0.25%          (0.54)% (d)
Portfolio turnover rate.........................          15%             31%             11%             21%


(a)   Class C Shares commenced operations on March 2, 2011.

(b)   Per share amounts have been calculated using the average share method.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total return would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(d)   Annualized.


Page 12                 See Notes to Financial Statements

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  SIX MONTHS
                                                    ENDED            YEAR            YEAR           PERIOD
                                                  4/30/2014         ENDED           ENDED           ENDED
CLASS I SHARES                                   (UNAUDITED)      10/31/2013      10/31/2012    10/31/2011 (a)
                                                 ------------    ------------    ------------   --------------

Net asset value, beginning of period............  $    27.15      $    21.81      $    19.58      $    20.00
                                                  ----------      ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)................        0.05            0.16            0.26            0.07
Net realized and unrealized gain (loss).........        0.73            5.60            2.05           (0.49)
                                                  ----------      ----------      ----------      ----------
Total from investment operations................        0.78            5.76            2.31           (0.42)
                                                  ----------      ----------      ----------      ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................          --           (0.32)          (0.08)             --
Net realized gains..............................       (1.13)          (0.10)             --              --
                                                  ----------      ----------      ----------      ----------
Total distributions.............................       (1.13)          (0.42)          (0.08)             --
                                                  ----------      ----------      ----------      ----------
Net asset value, end of period..................  $    26.80      $    27.15      $    21.81      $    19.58
                                                  ==========      ==========      ==========      ==========
TOTAL RETURN (c)................................        2.83%          26.85%          11.85%          (2.10)%
                                                  ==========      ==========      ==========      ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............  $      535      $      276      $      141      $      164
Ratio of total expenses to average net assets...       12.61% (d)      17.52%          41.80%         103.62% (d)
Ratio of net expenses to average net assets.....        1.35% (d)       1.35%           1.35%           1.35% (d)
Ratio of net investment income (loss) to average
   net assets...................................        0.34% (d)       0.66%           1.28%           0.43% (d)
Portfolio turnover rate.........................          15%             31%             11%             21%


(a) Class I Shares were initially seeded on December 16, 2010 and commenced operations on January 11, 2011.

(b)   Per share amounts have been calculated using the average share method.

(c) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(d)   Annualized.


                        See Notes to Financial Statements                Page 13

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  SIX MONTHS
                                                    ENDED            YEAR            YEAR           PERIOD
                                                  4/30/2014         ENDED           ENDED           ENDED
CLASS R3 SHARES                                  (UNAUDITED)      10/31/2013      10/31/2012    10/31/2011 (a)
                                                 ------------    ------------    ------------   --------------

Net asset value, beginning of period............  $    26.08      $    21.04      $    19.03      $    20.10
                                                  ----------      ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)................       (0.02)           0.06            0.15           (0.04)
Net realized and unrealized gain (loss).........        0.67            5.29            1.86           (1.03)
                                                  ----------      ----------      ----------      ----------
Total from investment operations................        0.65            5.35            2.01           (1.07)
                                                  ----------      ----------      ----------      ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................          --           (0.21)             --              --
Net realized gain...............................       (0.13)          (0.10)             --              --
                                                  ----------      ----------      ----------      ----------
Total distributions.............................       (0.13)          (0.31)             --              --
                                                  ----------      ----------      ----------      ----------
Net asset value, end of period..................  $    25.60      $    26.08      $    21.04      $    19.03
                                                  ==========      ==========      ==========      ==========
TOTAL RETURN (c)................................        2.48%          25.75%          10.56%          (5.32)%
                                                  ==========      ==========      ==========      ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............  $        1      $        1      $        1      $        1
Ratio of total expenses to average net assets...    1,485.34% (d)   1,640.13%       2,717.44%         297.34% (d)
Ratio of net expenses to average net assets.....        1.85% (d)       1.85%           1.88%           2.10% (d)
Ratio of net investment income (loss) to average
   net assets...................................       (0.15)% (d)      0.24%           0.75%          (0.32)% (d)
Portfolio turnover rate.........................          15%             31%             11%             21%


(a) Class R3 Shares were initially seeded and commenced operations on March 2, 2011.

(b)   Per share amounts have been calculated using the average share method.

(c) Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 distribution and service fees of 0.50% effective December 15, 2011 and 0.75% prior to December 15, 2011 and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(d)   Annualized.


Page 14                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2014 (UNAUDITED)


                                1. ORGANIZATION

First Trust/Confluence Small Cap Value Fund (the "Fund") is a series of the First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers four classes of shares: Class A, Class C, Class I and Class R3. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

The Fund's investment objective is to seek to provide long-term capital appreciation. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings, if any) in equity securities of U.S. listed companies with small market capitalizations at the time of investment that Confluence Investment Management LLC ("Confluence" or the "Sub-Advisor") believes have produced solid returns over extended periods of time. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Market quotations and prices used to value the Fund's investments are primarily obtained from third party pricing services. The Fund's investments are valued as follows:

      Common stocks and other securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2014 (UNAUDITED)

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2014, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis, including the amortization of premiums and the accretion of discounts. Income is allocated on a pro rata basis to each class of shares.

The Fund holds shares of business development companies ("BDCs"). The tax character of distributions received from these securities may vary when reported by the issuer after their tax reporting periods conclude.

The Fund may hold the securities of real estate investment trusts ("REITs"). Distributions from such investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT's fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will distribute to holders of its shares semi-annual dividends of all or a portion of its net income. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2014 (UNAUDITED)


The tax character of distributions paid during the fiscal year ended October 31, 2013 was as follows:

Distributions paid from:
Ordinary income............................  $     15,424
Capital gain...............................         5,563
Return of capital..........................            --

As of October 31, 2013, the distributable earnings and net assets on a tax basis were as follows:

Undistributed ordinary income..............  $     42,200
Undistributed capital gains................       113,489
                                             ------------
Total undistributed earnings...............       155,689
Accumulated capital and other losses.......        (9,707)
Net unrealized appreciation (depreciation).       443,736
                                             ------------
Total accumulated earnings (losses)........       589,718
Other......................................            --
Paid-in capital............................     2,931,076
                                             ------------
Net assets.................................  $  3,520,794
                                             ============

D. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund intends to utilize provisions of the federal income tax laws, which allows it to carry realized capital losses forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2013, the Fund had no non-expiring capital loss carryforwards for federal income tax purposes. During the taxable year ended October 31, 2013, the Fund did not utilize non-expiring capital loss carryforwards.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2011, 2012 and 2013 remain open to federal and state audit. As of April 30, 2014, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

E. EXPENSES:

The Fund will pay all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

Confluence serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a portfolio management fee at an annual rate of 0.50% of the Fund's average daily net assets that is paid by First Trust from its investment advisory fee.

First Trust and Confluence have agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding 12b-1 distribution and service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.35% of average daily net assets of any class of shares of the Fund (the "Expense Cap") until February 28, 2016 and then will not exceed 1.70% from March 1, 2016 to February 28, 2025 (the "Expense Cap Termination Date"). Expenses borne and fees waived by First Trust and Confluence are subject to recovery by First Trust and Confluence up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2014 (UNAUDITED)


the Fund's expenses exceeding the Expense Cap in place at the time the expense was borne or the fee was waived by First Trust and Confluence. These amounts would be included in "Expenses previously waived or reimbursed" on the Statement of Operations. The advisory fee waivers and expense reimbursement for the six months ended April 30, 2014 and the expenses borne by First Trust and Confluence subject to recovery for the periods indicated were as follows:

                                                                EXPENSES SUBJECT TO RECOVERY
                                      ---------------------------------------------------------------------------------
 ADVISORY FEE         EXPENSE           PERIOD ENDED       YEAR ENDED        YEAR ENDED     SIX MONTHS ENDED
   WAIVERS         REIMBURSEMENTS     OCTOBER 31, 2011  OCTOBER 31, 2012  OCTOBER 31, 2013   APRIL 30, 2014     TOTAL
--------------    ----------------    ----------------  ----------------  ----------------  ----------------  ---------
  $   18,417         $  119,617          $   86,052        $  273,946        $  236,557        $  138,034     $ 734,589

Brown Brothers Harriman & Co. ("BBH") serves as the Fund's administrator, fund accountant and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BBH is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records. As custodian, BBH is responsible for custody of the Fund's assets.

BNY Mellon Investment Servicing (US) Inc. ("BNYM IS") serves as the Fund's transfer agent in accordance with certain fee arrangements. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.


                         4. CAPITAL SHARE TRANSACTIONS

Capital transactions were as follows:

                                      SIX MONTHS ENDED                           YEAR ENDED
                                       APRIL 30, 2014                         OCTOBER 31, 2013

                                  SHARES            VALUE                 SHARES           VALUE
                                ----------      ------------            ----------      ------------
Sales:
     Class A                         4,016      $    106,845                22,009      $    552,388
     Class C                         5,068           128,906                46,487         1,044,546
     Class I                         9,778           260,350                 6,014            43,938
     Class R3                           --                --                    --                --
                                ----------      ------------            ----------      ------------
Total Sales:                        18,862      $    496,101                74,510      $  1,740,872
                                ==========      ============            ==========      ============

Dividend Reinvestment:
     Class A                         1,560      $     40,885                   258           $ 5,651
     Class C                         3,327            82,837                   358             7,523
     Class I                           381            10,154                    44               960
     Class R3                           --                --                    --                --
                                ----------      ------------            ----------      ------------
Total Dividend Reinvestment:         5,268      $    133,876                   660      $     14,134
                                ==========      ============            ==========      ============

Redemptions:
     Class A                        (5,732)     $   (151,292)               (4,340)     $    (96,585)
     Class C                        (2,196)          (55,555)                  (59)           (1,401)
     Class I                          (361)           (9,665)               (2,357)          (55,258)
     Class R3                           --                --                    --                --
                                ----------      ------------            ----------      ------------
Total Redemptions:                  (8,289)     $   (216,512)               (6,756)     $   (153,244)
                                ==========      ============            ==========      ============

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2014 (UNAUDITED)


                      5. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investments, excluding short-term investments, for the six months ended April 30, 2014, were $969,837 and $512,277, respectively.

                                 6. BORROWINGS

Effective March 28, 2013, the Trust and First Trust Variable Insurance Trust entered into a $20 million Committed Line of Credit ("Line of Credit") with The Bank of Nova Scotia ("Scotia") to be a liquidity backstop during periods of high redemption volume. On July 30, 2013, the Line of Credit was increased to $50 million and First Trust Exchange-Traded Fund III and First Trust Exchange-Traded Fund IV were added to the Credit Agreement. A commitment fee of 0.125% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans was charged by Scotia, which First Trust allocated amongst the funds that had access to the Line of Credit. To the extent that the Fund accessed the Line of Credit, there would also be an interest fee charged.

The Line of Credit terminated on April 25, 2014. Effective April 25, 2014, the Trust, First Trust Exchange-Traded Fund III and First Trust Exchange-Traded Fund IV entered into an $80 million Credit Agreement with Scotia as administrative agent for a group of lenders. A commitment fee of 0.125% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans will be charged by Scotia, which First Trust will allocate amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged.

                       7. DISTRIBUTION AND SERVICE PLANS

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25%, 1.00% and 0.50% of their average daily net assets each year for Class A, Class C and Class R3, respectively, to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

                               8. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2014 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some, but not all, of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

MARKET RISK: Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

MARKET CAPITALIZATION RISK: The Fund normally invests at least 80% of its assets in Small-Cap Companies. Because the market capitalization is measured at the time of its initial purchase, the Fund will not be forced to sell a stock because the stock has exceeded or fallen below the market capitalization range. Because of market movement, there can be no assurance that the securities held by the Fund will stay within the given market capitalization range. As a result, the Fund may be exposed to additional risk or investors may not be given the opportunity to invest fully n a certain market capitalization range.

SMALL CAP RISK: The Fund invests in Small-Cap Companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and dependence on a few key people, and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies. The market movements of equity securities issued by issuers with smaller capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, smaller capitalization companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of smaller capitalization companies may be less liquid than those of larger companies.

VALUE INVESTING RISK: The Fund focuses its investments on securities that the portfolio manager believes are undervalued or inexpensive relative to other investments. These types of securities may present risks in addition to the general risks associated with investing in them. These securities generally are selected on the basis of an issuer's business and economic fundamentals or the securities' current and projected credit profiles, relative to current market price. Such securities are subject to the risk of misestimating certain fundamental factors. Disciplined adherence to a "value" investment mandate during periods in which that style is "out of favor" can result in significant underperformance relative to overall market indices and other managed investment vehicles that pursue growth style investments and/or flexible style mandates.

REAL ESTATE INVESTMENT RISK: The Fund invests in companies in the real estate industry, including REITs. Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry.

REIT RISK: REITs are subject to risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act, and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. Fund shareholders indirectly pay REIT fees and expenses.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2014 (UNAUDITED)


BDC RISK: The Fund may invest in BDCs which may carry risks similar to those of a private equity or venture capital fund. BDCs are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. The BDCs included in the Fund may employ the use of leverage in its portfolio through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility and the possibility that a BDC's common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises.

INDUSTRIALS AND PRODUCER DURABLES SECTOR RISK: The Fund invests in the securities of companies in the industrials and producer durables sectors. Many companies in these sectors convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industries included in these sectors are electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

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


                      This Page Left Blank Intentionally.

                      This Page Left Blank Intentionally.

FIRST TRUST


INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Confluence Investment Management LLC
20 Allen Avenue, Suite 300
Saint Louis, MO 63119

ADMINISTRATOR,
FUND ACCOUNTANT &
CUSTODIAN
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST



First Trust Short Duration
High Income Fund


Semi-Annual Report
For the Six Months Ended April 30, 2014

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2014

Shareholder Letter............................................................ 1
At a Glance................................................................... 2
Portfolio Management.......................................................... 4
Understanding Your Fund Expenses.............................................. 5
Portfolio of Investments...................................................... 6
Statement of Assets and Liabilities...........................................21
Statement of Operations.......................................................22
Statements of Changes in Net Assets...........................................23
Financial Highlights..........................................................24
Notes to Financial Statements.................................................27
Additional Information........................................................33


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Short Duration High Income Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2014


Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust Short Duration High Income Fund (the "Fund").

As a shareholder, twice a year you receive a detailed report about your investment. Additionally, First Trust Advisors L.P. ("First Trust") compiles the Fund's financial statements for you to review. These reports are intended to keep you up-to-date on your investment, and I encourage you to read this document and discuss it with your financial advisor.

Despite some volatility, the six months covered by this report have been positive for the U.S. markets. In fact, the S&P 500(R) Index, as measured on a total return basis, rose 8.36% during the period. Of course, past performance can never be an indicator of future performance, but First Trust believes that staying invested in quality products through up and down markets and having a long-term horizon can help investors reach their financial goals.

First Trust continues to offer a variety of products that we believe could fit the financial plans for many investors seeking long-term investment success. Your financial advisor can tell you about the other investments First Trust offers that might fit your financial goals. We encourage you to discuss those goals with your financial advisor regularly so that he or she can help keep you on track and help you choose investments that match your goals.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

FIRST TRUST SHORT DURATION HIGH INCOME FUND
"AT A GLANCE"
AS OF APRIL 30, 2014 (UNAUDITED)


-----------------------------------------------------------
FUND STATISTICS
-----------------------------------------------------------
                                                 NET ASSET
FIRST TRUST SHORT DURATION HIGH INCOME FUND     VALUE (NAV)
-----------------------------------------------------------
Class A (FDHAX)                                   $20.67
Class C (FDHCX)                                   $20.65
Class I (FDHIX)                                   $20.67
-----------------------------------------------------------


-----------------------------------------------------------
                                              % OF TOTAL
CREDIT QUALITY(1)                             INVESTMENTS
-----------------------------------------------------------
BBB-                                               1.7%
BB+                                                8.4
BB                                                 9.4
BB-                                               14.8
B+                                                28.7
B                                                 20.5
B-                                                 8.5
CCC+                                               5.9
CCC                                                0.2
CCC-                                               0.4
CC                                                 0.1
Privately rated securities                         1.3
NR                                                 0.1
                                                 ------
                                        Total    100.0%
                                                 ======


-----------------------------------------------------------
                                              % OF TOTAL
TOP TEN ISSUERS                               INVESTMENTS
-----------------------------------------------------------
Caesars Growth Partners LLC                        2.2%
BMC Software                                       1.8
Tribune Company                                    1.7
Dell International                                 1.6
Tenet Healthcare                                   1.5
Kinetic Concepts, Inc.                             1.5
Serta Simmons Holdings LLC                         1.5
BJ's Wholesale Club, Inc.                          1.5
Sprint Corp.                                       1.4
Par Pharmaceutical Companies, Inc.                 1.4
                                                 ------
                                        Total     16.1%
                                                 ======


-----------------------------------------------------------
                                              % OF TOTAL
INDUSTRY CLASSIFICATION                       INVESTMENTS
-----------------------------------------------------------
Hotels, Restaurants & Leisure                     10.5%
Health Care Providers & Services                   8.9
Media                                              7.9
Software                                           5.7
Food Products                                      4.5
Pharmaceuticals                                    4.5
Diversified Financial Services                     4.2
Chemicals                                          4.0
Diversified Telecommunication Services             3.7
Health Care Equipment & Supplies                   3.2
Life Sciences Tools & Services                     2.8
Consumer Finance                                   2.6
Specialty Retail                                   2.2
Professional Services                              2.2
Insurance                                          2.1
Semiconductors & Semiconductor Equipment           2.0
Food & Staples Retailing                           2.0
Wireless Telecommunication Services                2.0
Metals & Mining                                    1.8
Building Products                                  1.8
Diversified Consumer Services                      1.8
Commercial Services & Supplies                     1.7
Auto Components                                    1.7
Technology Hardware, Storage & Peripherals         1.6
Aerospace & Defense                                1.5
Real Estate Management & Development               1.2
Distributors                                       1.2
IT Services                                        1.2
Communications Equipment                           1.1
Containers & Packaging                             1.1
Oil, Gas & Consumable Fuels                        1.0
Independent Power and Renewable Electricity
   Producers                                       0.8
Real Estate Investment Trusts                      0.7
Health Care Technology                             0.7
Diversified Business Services                      0.5
Road & Rail                                        0.5
Machinery                                          0.5
Industrial Conglomerates                           0.5
Trading Companies & Distributors                   0.4
Airlines                                           0.4
Household Durables                                 0.3
Internet Software & Services                       0.3
Biotechnology                                      0.2
Energy Equipment & Services                        0.1
Capital Markets                                    0.1
Movies & Entertainment                             0.1
Electric Utilities                                 0.1
Automobiles                                        0.1
                                                 ------
                                        Total    100.0%
                                                 ======

------------------------------------------------------------------------------------
                                                CLASS          CLASS          CLASS
DIVIDEND DISTRIBUTIONS                        A SHARES       C SHARES       I SHARES
------------------------------------------------------------------------------------
Current Monthly Distribution per Share (2)     $0.0637        $0.0507        $0.0680
Current Distribution Rate on NAV (3)            3.70%          2.95%          3.95%

(1) The ratings are by Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not the Fund or its shares. Credit ratings are subject to change.

(2) Most recent distribution paid or declared through 4/30/2014. Subject to change in the future.

(3) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by NAV as of 4/30/2014. Subject to change in the future.

NR    Not Rated

FIRST TRUST SHORT DURATION HIGH INCOME FUND
"AT A GLANCE" (CONTINUED)
AS OF APRIL 30, 2014 (UNAUDITED)


-----------------------------------------------------------
PERFORMANCE OF A $10,000 INVESTMENT
-----------------------------------------------------------
This chart compares your Fund's Class I performance to that of the Bank of America Merrill Lynch U.S. High Yield
Master II Constrained Index, the S&P/LSTA Leveraged Loan
Index and the Blended Index (a) from 11/1/2012 through
4/30/2014.

                First Trust Short                            Bank of America
                  Duration High                             Merrill Lynch U.S.              S&P/LSTA
              Income Fund - Class I       Blended          High Yield Master II          Leveraged Loan
                     Shares              Index (a)      Constrained Index ("HUC0")      Index ("SPBDAL")
1/11/12              10,000               10,000                  10,000                     10,000
4/30/13              10,613               10,548                  10,713                     10,384
10/31/13             10,811               10,705                  10,869                     10,542
4/30/14              11,037               11,082                  11,386                     10,783

(a) The Blended Index return is a 50/50 split between the Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index and the S&P/LSTA Leveraged Loan Index returns.

-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF APRIL 30, 2014
-------------------------------------------------------------------------------------------------------------------------
                                 A SHARES               C SHARES               I SHARES         BLENDED
                           Inception (11/1/2012)  Inception (11/1/2012)  Inception (11/1/2012)  INDEX*    HUC0*   SPBDAL*
                             through 4/30/2014      through 4/30/2014      through 4/30/2014
-------------------------------------------------------------------------------------------------------------------------
                                                               W/MAX
                                                               1.00%
                                         W/MAX              CONTINGENT
                               W/O       3.50%       W/O     DEFERRED             W/O             W/O      W/O      W/O
AVERAGE ANNUAL TOTAL          SALES      SALES      SALES      SALES             SALES           SALES    SALES    SALES
RETURNS                      CHARGES    CHARGE     CHARGES    CHARGE            CHARGES         CHARGES  CHARGES  CHARGES
6 Months                      1.97%     -1.60%      1.59%      0.59%             2.09%           3.52%    4.76%    2.29%
1 Year                        3.74%      0.13%      2.92%      1.92%             4.00%           5.07%    6.29%    3.84%
Since Inception               6.59%      4.06%      5.77%      5.77%             6.83%           7.13%    9.08%    5.18%

30-Day SEC Yield(1)                3.37%                  2.80%                  3.79%              N/A     N/A     N/A
-------------------------------------------------------------------------------------------------------------------------


* Since inception return is based on inception date of the Fund.

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that the shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor. An index is a statistical composite that tracks a specific financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

Performance of share classes will vary due to differences in sales charges and expenses. Total returns with sales charges include payment of the maximum sales charge of 3.50% for Class A Shares, a contingent deferred sales charge ("CDSC") of 1.00% for Class C Shares in year one and 12b-1 service fees of 0.25% per year of average daily net assets for Class A Shares and combined Rule 12b-1 distribution and service fees of up to 1.00% per year of average daily net assets for Class C Shares. Class I Shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.



(1) 30-day SEC yield is calculated by dividing the net investment income per share earned during the most recent 30-day period by the maximum offering price per share on the last day of the period. The reported SEC yields are subsidized. The subsidized yields reflect the waiver and/or a reimbursement of Fund expenses, which has the effect of lowering the Fund's expense ratio and generating a higher yield.

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2014


                               INVESTMENT MANAGER

The First Trust Leveraged Finance Team is comprised of eleven experienced investment professionals specializing in below investment-grade securities. The team is comprised of portfolio management, research, trading and operations. As of April 30, 2014, the First Trust Leveraged Finance Team managed or supervised approximately $1.3 billion in senior secured bank loans and high-yield bonds. These assets are spread across various strategies, including a closed-end fund, an open-end fund, three exchange-traded funds and a series of unit investment trusts.

                           PORTFOLIO MANAGEMENT TEAM

William Housey, CFA - Senior Vice President, Senior Portfolio Manager Scott D. Fries, CFA - Senior Vice President, Portfolio Manager
Peter Fasone, CFA - Vice President, Portfolio Manager

FIRST TRUST SHORT DURATION HIGH INCOME FUND
UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2014 (UNAUDITED)


As a shareholder of the First Trust Short Duration High Income Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2014.

ACTUAL EXPENSES

The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                   HYPOTHETICAL
                            ACTUAL EXPENSES                                 (5% RETURN BEFORE EXPENSES)
            ---------------------------------------------    ---------------------------------------------------------
               BEGINNING       ENDING       EXPENSES PAID    BEGINNING        ENDING      EXPENSES PAID
                ACCOUNT        ACCOUNT      DURING PERIOD     ACCOUNT         ACCOUNT     DURING PERIOD    ANNUALIZED
                 VALUE          VALUE        11/1/2013 -       VALUE           VALUE       11/1/2013 -       EXPENSE
               11/1/2013      4/30/2014     4/30/2014 (a)    11/1/2013       4/30/2014    4/30/2014 (a)    RATIOS (b)
            ----------------------------------------------------------------------------------------------------------
Class A      $ 1,000.00     $ 1,019.70        $  6.26       $ 1,000.00      $ 1,018.60      $   6.26         1.25%
Class C        1,000.00       1,015.90          10.00         1,000.00        1,014.88          9.99         2.00
Class I        1,000.00       1,020.90           5.01         1,000.00        1,019.84          5.01         1.00


(a) Expenses are equal to the annualized expense ratios, multiplied by the average account value over the period (November 1, 2013 through April 30, 2014), multiplied by 181/365 (to reflect the six-month period).

(b)   These expense ratios reflect expense caps.

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2014 (UNAUDITED)

  PRINCIPAL                                                                                        STATED
    VALUE                                DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
-------------  ---------------------------------------------------------------  -------------  --------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS - 74.6%

               AEROSPACE & DEFENSE - 1.3%
$     496,222  Booz Allen Hamilton, Inc., Refinance Tranche B.................       3.75%        07/31/19     $     495,964
       34,606  DynCorp International, Inc., Term Loan.........................       6.25%        07/07/16            34,746
    1,489,943  Transdigm, Inc., Term Loan C...................................       3.75%        02/28/20         1,481,480
                                                                                                               -------------
                                                                                                                   2,012,190
                                                                                                               -------------
               AGRICULTURAL PRODUCTS - 0.4%
      693,748  Jimmy Sanders (Pinnacle Operating Corp.),
                  Term B Loan Refinancing (First Lien)........................       4.75%        11/15/18           692,881
                                                                                                               -------------
               ALTERNATIVE CARRIERS - 0.2%
      200,000  Level 3 Financing, Inc., Tranche B 2020 Term Loan..............       4.00%        01/15/20           200,312
      157,538  Telesat Canada, U.S. Term B-2 Loan.............................       3.50%        03/28/19           156,996
                                                                                                               -------------
                                                                                                                     357,308
                                                                                                               -------------
               ALUMINUM - 0.1%
      181,360  Constellium Holdco B.V., Initial Dollar Term Loan..............       6.00%        03/25/20           184,081
                                                                                                               -------------
               APPAREL RETAIL - 0.6%
      498,750  Neiman Marcus Group, Inc., The, Other Term Loan................       4.25%        10/25/20           497,069
      400,000  Nine West Holdings, Inc., Initial Loan.........................       4.75%        10/08/19           399,124
                                                                                                               -------------
                                                                                                                     896,193
                                                                                                               -------------
               APPLICATION SOFTWARE - 1.5%
      538,223  Epicor Software Corp., Term B-2 Loan...........................       4.00%        05/16/18           537,717
      994,728  Infor (US), Inc., Tranche B-5 Term Loan........................       3.75%        06/03/20           986,651
      238,618  Mitchell International, Inc., Initial Term Loan................       4.50%        10/13/20           238,319
      284,458  Triple Point Group Holdings, Inc., Term Loan B.................       5.25%        07/10/20           265,969
      250,000  Verint Systems, Inc., Tranche B Incremental Term
                  Loan........................................................       3.50%        09/06/19           248,875
                                                                                                               -------------
                                                                                                                   2,277,531
                                                                                                               -------------
               ASSET MANAGEMENT & CUSTODY BANKS - 0.1%
      100,000  Nuveen Investments, Inc., Tranche B First-Lien Term
                  Loan........................................................       4.15%        05/13/17            99,938
                                                                                                               -------------
               AUTO PARTS & EQUIPMENT - 1.2%
       99,250  Affinia Group, Inc., Tranche B-2 Term Loan.....................       4.75%        04/25/20            98,920
      142,473  ASP HHI Acquisition Co., Inc., Additional Term
                  Loan........................................................       5.00%        10/05/18           142,355
      600,000  Cooper Standard Holdings (CS Intermediate Holdco 2
                  LLC), Term Loan.............................................       4.00%        04/04/21           597,750
      293,732  Metaldyne LLC, USD Term Loan 2014..............................       4.25%        12/18/18           293,976
      246,875  Remy International, Inc., Term B Loan 2013.....................       4.25%        03/05/20           246,875
      488,812  Tower Automotive Holdings USA LLC, Initial Term
                  Loan (2014).................................................       4.00%        04/23/20           486,163
                                                                                                               -------------
                                                                                                                   1,866,039
                                                                                                               -------------
               AUTOMOTIVE RETAIL - 0.1%
       99,500  Britax US Holdings, Inc., 1st Lien TLB.........................       4.50%        10/15/20            93,630
                                                                                                               -------------
               BIOTECHNOLOGY - 0.2%
      266,667  Grifols Worldwide Operations Ltd., U.S. Tranche B
                  Term Loan...................................................       3.15%        02/27/21           265,384
                                                                                                               -------------


Page 6                     See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

  PRINCIPAL                                                                                        STATED
    VALUE                                DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
-------------  ---------------------------------------------------------------  -------------  --------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

               BROADCASTING - 2.6%
$     850,638  Clear Channel Communications, Inc.,
                  Tranche B Term Loan.........................................       3.81%        01/29/16     $     843,331
      149,362  Clear Channel Communications, Inc.,
                  Tranche D Term Loan.........................................       6.90%        01/30/19           148,098
       48,843  Cumulus Media Holdings, Inc., Term Loan........................       4.25%        12/31/20            48,823
      692,378  Hubbard Radio LLC, Tranche 1 Term Loan.........................       4.50%        04/29/19           692,378
      960,452  Media General, Inc., Term B Loan...............................       4.25%        07/31/20           960,452
      672,063  NEP/NCP Holdco, Inc., Amendment No. 3
                  Incremental Term Loan (First Lien)..........................       4.25%        01/22/20           669,543
       28,571  NEP/NCP Holdco, Inc., Term Loan (Second Lien)..................       9.50%        07/22/20            29,214
      495,000  Univision Communications, Inc., 2013
                  Incremental Term Loan.......................................       4.00%        03/01/20           492,292
                                                                                                               -------------
                                                                                                                   3,884,131
                                                                                                               -------------
               BUILDING PRODUCTS - 1.4%
      645,113  Apex Tool Group LLC, Term Loan.................................       4.50%        01/31/20           637,455
    1,379,139  Quikrete Holdings, Inc., Initial Loan (First Lien).............       4.00%        09/28/20         1,376,836
       98,406  Unifrax Holding Co., New Term Dollar Loan......................       4.25%        11/28/18            98,160
                                                                                                               -------------
                                                                                                                   2,112,451
                                                                                                               -------------
               CASINOS & GAMING - 6.2%
    1,992,494  Bally Technologies, Term B Loan................................       4.25%        11/25/20         1,992,992
    2,844,750  Caesar's Growth Partners LLC, Term Loan B......................       6.25%        04/15/21         2,828,393
      619,355  Caesars Entertainment Operating Co., Inc.,
                  Term B-6 Loan...............................................       5.49%        01/28/18           577,858
      285,000  CityCenter Holdings LLC, Term Loan B (First
                  Lien).......................................................       5.00%        10/16/20           286,248
      854,798  Pinnacle Entertainment, Inc., Tranche B-2 Term
                  Loan........................................................       3.75%        08/13/20           851,807
      546,636  ROC Finance LLC, Funded Term B Loan............................       5.00%        06/20/19           529,783
    1,895,250  Scientific Games International, Inc., Initial Term
                  Loan........................................................       4.25%        10/18/20         1,888,939
      480,610  Station Casinos, Inc., B Term Loan.............................       4.25%        03/02/20           480,697
                                                                                                               -------------
                                                                                                                   9,436,717
                                                                                                               -------------
               COAL & CONSUMABLE FUELS - 0.2%
      395,479  Arch Coal, Inc., Term Loan.....................................       6.25%        05/16/18           384,109
                                                                                                               -------------
               COMMODITY CHEMICALS - 0.1%
      196,987  Tronox Pigments (Netherlands) B. V., Term Loan B...............       4.00%        03/19/20           196,766
                                                                                                               -------------
               COMMUNICATIONS EQUIPMENT - 1.0%
    1,392,462  Alcatel-Lucent USA, Inc., New Term Loan C......................       4.50%        01/30/19         1,392,212
      199,500  Mitel Networks Corp., Term Loan................................       5.25%        01/31/20           201,122
                                                                                                               -------------
                                                                                                                   1,593,334
                                                                                                               -------------
               COMPUTER HARDWARE - 1.5%
    2,169,875  Dell, Inc., Term B Loan........................................       4.50%        04/29/20         2,163,366
      115,469  Dell, Inc., Term C Loan........................................       3.75%        10/29/18           114,993
                                                                                                               -------------
                                                                                                                   2,278,359
                                                                                                               -------------
               CONSTRUCTION MACHINERY & HEAVY TRUCKS - 0.1%
      115,518  Navistar, Inc., Tranche B Term Loan............................       5.75%        08/17/17           117,251
                                                                                                               -------------


                        See Notes to Financial Statements                 Page 7

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

  PRINCIPAL                                                                                        STATED
    VALUE                                DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
-------------  ---------------------------------------------------------------  -------------  --------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

               CONSUMER FINANCE - 1.7%
$     346,381  Altisource Solutions S.A.R.L., Term B Loan.....................       4.50%        12/09/20     $     345,227
    1,138,500  Ocwen Loan Servicing LLC, Initial Term Loan....................       5.00%        02/15/18         1,144,910
    1,086,891  Walter Investment Management Corp.,
                  Tranche B Term Loan.........................................       4.75%        12/18/20         1,076,479
                                                                                                               -------------
                                                                                                                   2,566,616
                                                                                                               -------------
               DATA PROCESSING & OUTSOURCED SERVICES - 1.1%
    1,125,000  Interactive Data Corp., Term Loan B............................       4.75%        04/30/21         1,121,254
      500,000  Sungard Availability Services Capital,
                  Term Loan B.................................................       6.00%        03/29/19           497,500
                                                                                                               -------------
                                                                                                                   1,618,754
                                                                                                               -------------
               DISTRIBUTORS - 1.1%
    1,493,674  HD Supply, Inc., Term Loan 2014................................       4.00%        06/28/18         1,489,626
      200,000  Interline Brands, Inc., 1st Lien Term Loan.....................       4.00%        03/21/21           198,376
                                                                                                               -------------
                                                                                                                   1,688,002
                                                                                                               -------------
               DIVERSIFIED CHEMICALS - 1.4%
    2,000,000  Huntsman International LLC, Term Loan B........................       3.75%        10/31/20         1,994,380
      179,103  Ineos US Finance LLC, Term Loan B..............................       3.75%        05/04/18           177,341
                                                                                                               -------------
                                                                                                                   2,171,721
                                                                                                               -------------
               DIVERSIFIED METALS & MINING - 0.8%
    1,250,000  Minerals Technologies, Inc., Term Loan B.......................       4.00%        04/30/21         1,250,787
                                                                                                               -------------
               DIVERSIFIED REAL ESTATE ACTIVITIES - 0.4%
      596,985  Starwood Property Trust, Inc., Term Loan.......................       3.50%        04/19/20           591,015
                                                                                                               -------------
               DIVERSIFIED REITS - 0.4%
      572,327  iStar Financial, Inc., Loan....................................       4.50%        10/15/17           572,757
                                                                                                               -------------
               DIVERSIFIED SUPPORT SERVICES - 0.7%
    1,026,000  SMG Holdings, Inc., Term Loan B................................       4.50%        02/27/20         1,024,717
                                                                                                               -------------
               EDUCATION SERVICES - 0.2%
      346,866  Bright Horizons Family Solutions LLC,
                  Term B Loan.................................................   4.00%-5.25%      01/30/20           347,587
                                                                                                               -------------
               ELECTRIC UTILITIES - 0.1%
      100,000  TXU (Texas Competitive Electric Holdings Co. LLC),
                  2014 Term Loan (Non-Extending) (c)..........................       3.74%        10/10/14            75,208
                                                                                                               -------------
               ENVIRONMENTAL & FACILITIES SERVICES - 0.6%
      197,500  ADS Waste Holdings, Inc., Initial Tranche B-2
                  Term Loan...................................................       3.75%        10/09/19           195,936
      798,000  WTG Holdings III Corp., Term Loan (First Lien).................       4.75%        01/15/21           799,995
                                                                                                               -------------
                                                                                                                     995,931
                                                                                                               -------------
               FOOD RETAIL - 0.2%
      332,500  Arby's (ARG IH Corp.), Term Loan...............................       5.00%        11/15/20           333,331
                                                                                                               -------------
               HEALTH CARE EQUIPMENT - 1.4%
      237,828  Biomet, Inc., Dollar Term B-2 Loan.............................   3.65%-3.75%      07/25/17           237,928
      466,795  Carestream Health, Inc. (Onex Carestream
                  Finance L.P.), Term Loan (First Lien 2013)..................       5.00%        06/07/19           467,845


Page 8                  See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

  PRINCIPAL                                                                                        STATED
    VALUE                                DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
-------------  ---------------------------------------------------------------  -------------  --------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

               HEALTH CARE EQUIPMENT (CONTINUED)
$     571,505  DJO Finance LLC (ReAble Therapeutics
                  Finance LLC), New Tranche B Term Loan.......................       4.25%        09/15/17     $     571,150
      300,000  Ikaria, Inc., Initial Term Loan (First Lien)...................       5.00%        02/12/21           300,750
      546,253  Kinetic Concepts, Inc., Dollar Term E-1 Loan...................       4.00%        05/14/18           545,434
                                                                                                               -------------
                                                                                                                   2,123,107
                                                                                                               -------------
               HEALTH CARE FACILITIES - 1.8%
      798,000  CHS/Community Health Systems, Inc.,
                  2021 Term D Loan............................................       4.25%        01/27/21           800,737
      260,416  Kindred Healthcare, Inc., New Term Loan........................       4.00%        04/09/21           257,052
      238,361  Select Medical Corp., Series E Tranche B Term
                  Loan........................................................   3.75%-5.00%      06/01/18           236,971
      666,616  Surgical Care Affiliates LLC, Class B
                  Term Loan - Extending.......................................       4.25%        12/29/17           663,283
      678,622  Surgical Care Affiliates LLC, Class C Incremental..............       4.00%        06/30/18           675,792
       49,253  United Surgical Partners International, Inc.,
                  New Tranche B Term Loan.....................................       4.75%        04/03/19            49,294
                                                                                                               -------------
                                                                                                                   2,683,129
                                                                                                               -------------
               HEALTH CARE SERVICES - 3.2%
      357,143  CareCore National LLC, Term Loan...............................       5.50%        03/05/21           358,036
      996,206  CHG Healthcare Services, Inc, Term Loan
                  (First Lien)................................................       4.25%        11/19/19           993,406
      941,086  Envision Healthcare Corp. (Emergency Medical
                  Services Corp.), Initial Term Loan..........................       4.00%        05/25/18           940,305
      245,313  Gentiva Health Services, Inc., Initial Term C Loan.............       5.75%        10/18/18           244,086
      892,861  Healogics, Inc., Term B Loan (First Lien)......................       5.25%        02/05/19           893,977
      331,662  Heartland Dental Care LLC, Incremental
                  Term Loan...................................................       5.50%        12/21/18           332,179
       49,376  Heartland Dental Care LLC, Term Loan B.........................       5.50%        12/21/18            49,453
      246,876  Sheridan Holdings, Inc., Term Loan B (Feb 2013)................       4.50%        06/29/18           246,414
      808,593  U.S. Renal Care, Inc., Tranche B-2
                  Term Loan (First Lien)......................................       4.25%        07/03/19           807,243
                                                                                                               -------------
                                                                                                                   4,865,099
                                                                                                               -------------
               HEALTH CARE SUPPLIES - 0.6%
      256,410  1-800 Contacts (Leonardo Acquisition Corp.),
                  Term Loan (First Lien)......................................       4.25%        01/29/21           256,154
      196,953  ConvaTec, Inc., Term Loan B (New)..............................       4.00%        12/22/16           197,077
      494,549  Sage Products Holdings III LLC, Replacement
                  Term Loan (First Lien)......................................       4.25%        12/13/19           493,931
                                                                                                               -------------
                                                                                                                     947,162
                                                                                                               -------------
               HEALTH CARE TECHNOLOGY - 0.7%
      124,688  Healthport Technologies LLC (CT Technologies
                  Intermediate Holdings, Inc.), Term Loan B...................       5.25%        10/04/19           124,999
      288,649  TriZetto Group, Inc. (TZ Merger Sub, Inc.),
                  Term Loan...................................................       4.75%        05/02/18           286,966
       50,000  TriZetto Group, Inc. (TZ Merger Sub, Inc.),
                  Term Loan (Second Lien).....................................       8.50%        03/28/19            50,250


                        See Notes to Financial Statements                 Page 9

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

  PRINCIPAL                                                                                        STATED
    VALUE                                DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
-------------  ---------------------------------------------------------------  -------------  --------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

               HEALTH CARE TECHNOLOGY (CONTINUED)
$     545,493  Truven Health Analytics, Inc. (VCPH Holding Corp.),
                  Term Loan B.................................................       4.50%        05/31/19     $     540,949
                                                                                                               -------------
                                                                                                                   1,003,164
                                                                                                               -------------
               HOMEFURNISHING RETAIL - 1.4%
    2,168,598  Serta Simmons Holdings LLC, Term Loan B........................       4.25%        10/01/19         2,168,901
                                                                                                               -------------
               HOTELS, RESORTS & CRUISE LINES - 1.4%
      549,474  Hilton Worldwide Finance LLC, Initial Term Loan................       3.75%        10/25/20           547,106
    1,200,000  La Quinta Intermediate Holdings LLC,
                  Initial Term Loan...........................................       4.00%        04/14/21         1,197,996
      315,789  Orient Express Hotels (Belmond Interfin Ltd.),
                  Dollar Term Loan............................................       4.00%        03/19/21           314,605
                                                                                                               -------------
                                                                                                                   2,059,707
                                                                                                               -------------
               HOUSEHOLD APPLIANCES - 0.3%
      399,316  Alliance Laundry Systems LLC, Initial Term Loan
                  (First Lien)................................................       4.25%        12/10/18           398,817
                                                                                                               -------------
               HYPERMARKETS & SUPER CENTERS - 1.4%
      232,246  BJ's Wholesale Club, Inc., 2013 (November)
                  Replacement Loan (Second Lien)..............................       8.50%        03/26/20           237,182
    1,906,881  BJ's Wholesale Club, Inc., New 2013 (November)
                  Replacement Loan (First Lien)...............................       4.50%        09/26/19         1,902,800
                                                                                                               -------------
                                                                                                                   2,139,982
                                                                                                               -------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.4%
      643,220  Calpine Corp., Term Loan.......................................       4.00%        10/09/19           642,950
                                                                                                               -------------
               INDUSTRIAL CONGLOMERATES - 0.5%
      467,650  Gardner Denver, Inc., Initial Dollar Term Loan.................       4.25%        07/30/20           466,724
      193,321  Hamilton Sundstrand Industrial (Silver II US Holdings
                  LLC), Refinancing Term Loan.................................       4.00%        12/13/19           192,644
       49,377  Tomkins Air Distribution (Air Distribution
                  Technologies, Inc.), Replacement Term Loan
                  (First Lien)................................................       4.25%        11/09/18            49,439
                                                                                                               -------------
                                                                                                                     708,807
                                                                                                               -------------
               INDUSTRIAL MACHINERY - 0.4%
       53,994  Dematic Holdings (Mirror Bidco Corp.),
                  Term Loan B.................................................       4.25%        12/28/19            53,792
      500,000  Husky Injection Molding Systems Ltd.,
                  New Term Loan...............................................       4.25%        06/30/18           500,565
                                                                                                               -------------
                                                                                                                     554,357
                                                                                                               -------------
               INSURANCE BROKERS - 1.8%
      324,038  Amwins Group LLC, New Term Loan (First Lien)...................       5.00%        09/06/19           324,579
      838,756  Confie Seguros Holding II Co., Term B Loan
                  (First Lien)................................................       5.75%        11/09/18           839,176
      297,750  Cooper Gay Swett & Crawford Ltd., Term Loan
                  (First Lien)................................................       5.00%        04/16/20           288,817


Page 10                 See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

  PRINCIPAL                                                                                        STATED
    VALUE                                DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
-------------  ---------------------------------------------------------------  -------------  --------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

               INSURANCE BROKERS (CONTINUED)
$     180,000  Cooper Gay Swett & Crawford Ltd., Term Loan
                  (Second Lien)...............................................       8.25%        10/16/20     $     173,250
    1,072,625  HUB International Ltd., Initial Term Loan (New)................       4.25%        10/02/20         1,070,330
       99,127  USI, Inc. (Compass Investors, Inc.),
                  Initial Term Loan...........................................       4.25%        12/17/19            98,961
                                                                                                               -------------
                                                                                                                   2,795,113
                                                                                                               -------------
               INTEGRATED TELECOMMUNICATION SERVICES - 2.0%
      495,652  Avaya, Inc., Term B-3 Loan.....................................       4.73%        10/26/17           478,121
    1,394,247  Cincinnati Bell, Inc., Tranche B Term Loan.....................       4.00%        09/10/20         1,381,462
      574,451  Numericable U.S. LLC, Term Loan B1.............................       4.50%        04/23/20           573,405
      496,978  Numericable U.S. LLC, Term Loan B2.............................       4.50%        04/23/20           496,073
      148,936  XO Communications LLC, Initial Term Loan.......................       4.25%        03/20/21           148,844
                                                                                                               -------------
                                                                                                                   3,077,905
                                                                                                               -------------
               INTERNET SOFTWARE & SERVICES - 0.3%
      400,000  Dealertrack Technologies, Inc., Term Loan......................       3.50%        02/28/21           398,000
                                                                                                               -------------
               IT CONSULTING & OTHER SERVICES - 0.1%
       37,596  Sirius Computer Solutions, Inc. (SCS Holdings I, Inc.),
                  Term Loan...................................................       7.00%        12/07/18            37,972
                                                                                                               -------------
               LEISURE FACILITIES - 0.4%
      666,667  Planet Fitness Holdings LLC, Term Loan.........................       4.75%        03/31/21           666,667
                                                                                                               -------------
               LIFE SCIENCES TOOLS & SERVICES - 2.2%
      645,101  Immucor, Inc, Term B-2 Loan....................................       5.00%        08/19/18           644,778
    1,000,000  InVentiv Health, Inc., Consolidated Term Loan..................       7.50%        08/04/16           999,380
      800,000  Millennium Laboratories LLC, Tranche B
                  Term Loan...................................................       5.25%        04/16/21           796,336
      836,191  Quintiles Transnational Corp., Term B-3 Loan...................       3.75%        06/08/18           833,406
                                                                                                               -------------
                                                                                                                   3,273,900
                                                                                                               -------------
               METAL & GLASS CONTAINERS - 0.8%
      166,250  Ardagh Holdings USA, Inc. (Ardagh Packaging
                  Finance S.A.), Dollar Term Loan.............................       4.25%        12/17/19           165,696
      250,000  Ardagh Holdings USA, Inc. (Ardagh Packaging
                  Finance S.A.), New Term Loan................................       4.00%        12/17/19           248,957
      149,250  Berlin Packaging LLC, Term Loan B..............................       4.75%        04/02/19           149,437
      585,012  Filtration Group Corp., Term Loan (First Lien).................       4.50%        11/20/20           587,937
                                                                                                               -------------
                                                                                                                   1,152,027
                                                                                                               -------------
               MOVIES & ENTERTAINMENT - 1.0%
      496,241  Formula One (Alpha Topco Ltd), New Facility B
                  (USD).......................................................       4.50%        04/30/19           496,861
      125,000  Lions Gate Entertainment Corp., Loan...........................       5.00%        07/19/20           126,875
      193,361  Live Nation Entertainment, Inc., Term B-1 Loan.................       3.50%        08/16/20           192,539
      100,000  TWCC Holding Corp., Term Loan (Second Lien)....................       7.00%        06/26/20            99,375
       89,500  Village Roadshow Films (BVI) Ltd.,
                  Ultimates Facility Tranche A-2..............................       4.75%        11/21/17            90,395
      500,000  WME IMG Worldwide, Inc., Term Loan,1st Lien....................       5.25%        03/31/21           498,125
                                                                                                               -------------
                                                                                                                   1,504,170
                                                                                                               -------------


                        See Notes to Financial Statements                Page 11

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

  PRINCIPAL                                                                                        STATED
    VALUE                                DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
-------------  ---------------------------------------------------------------  -------------  --------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

               OIL & GAS STORAGE & TRANSPORTATION - 0.2%
$     352,461  Fieldwood Energy LLC, Closing Date Loan........................       3.88%        09/28/18     $     351,361
                                                                                                               -------------
               OTHER DIVERSIFIED FINANCIAL SERVICES - 2.8%
      748,125  American Beacon Advisors, Inc.,
                  Initial Term Loan...........................................       4.75%        11/22/19           749,995
    1,000,000  First Data Corp., 2021 New Dollar Term Loan....................       4.16%        03/24/21           996,750
      621,875  Guggenheim Partners Investment Management
                  Holdings LLC, Initial Term Loan.............................       4.25%        07/22/20           622,522
      338,657  Moneygram International, Inc., Term Loan.......................       4.25%        03/27/20           329,767
      477,858  National Financial Partners Corp., Term B Loan.................       5.25%        07/01/20           478,604
      997,500  Santander Asset Management
                  (SAM Finance Lux S.A.R.L), Dollar Term Loan.................       4.25%        12/17/20           994,388
      144,453  Transfirst Holdings, Inc., Term Loan B
                  (March 2014)................................................       4.00%        12/27/17           144,019
                                                                                                               -------------
                                                                                                                   4,316,045
                                                                                                               -------------
               PACKAGED FOODS & MEATS - 3.0%
      732,969  Blue Buffalo Co. Ltd., Term B-3 Loan...........................       4.00%        08/08/19           733,276
      972,123  Boulder Brands, Inc. (GFA Brands, Inc.),
                  Term Loan...................................................       5.00%        07/09/20           974,554
      400,000  Del Monte Foods, Inc., Initial Loan (First Lien)...............       4.25%        02/18/21           397,752
      346,225  Ferrara Candy Co. (Candy Intermediate Holdings,
                  Inc.), Term Loan B..........................................       7.50%        06/06/18           327,470
      375,000  Hearthside Food Solutions LLC, Term Loan.......................       4.50%        04/24/21           375,000
      522,375  JBS USA LLC, Incremental Term Loan.............................       3.75%        09/18/20           520,092
    1,117,000  New HB Acquisition LLC, Term B Loan............................       6.75%        04/09/20         1,158,888
                                                                                                               -------------
                                                                                                                   4,487,032
                                                                                                               -------------
               PAPER PACKAGING - 0.1%
      149,625  Exopack Holding Corp., Term Loan B.............................       5.25%        04/30/19           150,701
       49,376  Reynolds Group Holdings, Inc., Incremental U.S.
                  Term Loan...................................................       4.00%        12/01/18            49,345
                                                                                                               -------------
                                                                                                                     200,046
                                                                                                               -------------
               PHARMACEUTICALS - 3.3%
      227,273  Akorn, Inc., Loan..............................................       4.50%        04/16/21           227,461
       98,750  Catalent Pharma Solutions, Inc., C Term Loan...................       4.25%        09/15/17            98,750
      600,000  Endo Health Solutions, Inc., Term Loan B.......................       3.25%        03/01/21           594,900
      700,000  Mallinckrodt International Finance S.A.,
                  Initial Term B Loan.........................................       3.50%        03/19/21           693,875
    1,463,079  Par Pharmaceutical Cos., Inc.,
                  Term B-2 Loan...............................................       4.00%        09/30/19         1,454,301
      600,000  Patheon, Inc. (JLL/Delta Dutch Newco B.V.),
                  Initial Dollar Term Loan....................................       4.25%        03/11/21           590,748
      395,000  Salix Pharmaceuticals Ltd., Term Loan..........................       4.25%        01/02/20           396,110
      919,570  Valeant Pharmaceuticals International, Inc.,
                  Series E-1 Tranche B Term Loan..............................       3.75%        08/05/20           919,570
                                                                                                               -------------
                                                                                                                   4,975,715
                                                                                                               -------------


Page 12                       See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

  PRINCIPAL                                                                                        STATED
    VALUE                                DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
-------------  ---------------------------------------------------------------  -------------  --------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

               PROPERTY & CASUALTY INSURANCE - 0.8%
$     593,985  Cunningham Lindsey U.S., Inc., Initial Term Loan
                  (First Lien)................................................       5.00%        12/10/19     $     592,500
      600,000  Sedgwick Claims Management Services, Inc.,
                  Initial Loan (Second Lien)..................................       6.75%        02/28/22           592,878
                                                                                                               -------------
                                                                                                                   1,185,378
                                                                                                               -------------
               PUBLISHING - 2.7%
      350,000  Cengage Learning Acquisitions, Inc., Term Loan.................       7.00%        03/15/20           355,250
       84,717  McGraw-Hill Global Education Holdings LLC,
                  Term B Loan Refinancing.....................................       5.75%        03/22/19            85,352
    1,250,000  Mergermarket USA, Inc., Initial Term Loan
                  (First Lien)................................................       4.50%        02/04/21         1,229,162
    2,493,750  Tribune Co., Initial Term Loan.................................       4.00%        12/27/20         2,487,516
                                                                                                               -------------
                                                                                                                   4,157,280
                                                                                                               -------------
               REAL ESTATE OPERATING COMPANIES - 0.6%
      900,000  ClubCorp Club Operations, Inc., New Term Loan..................       4.00%        07/24/20           896,625
                                                                                                               -------------
               REAL ESTATE SERVICES - 0.2%
      247,505  Realogy Corp., Initial Term B Loan 2014........................       3.75%        03/05/20           246,762
                                                                                                               -------------
               RESEARCH & CONSULTING SERVICES - 2.1%
      300,000  Acosta, Inc., Term B Loan (2013)...............................       4.25%        03/02/18           300,282
      152,105  Advantage Sales & Marketing, Inc., 2013 Other Term
                  Loan (Second Lien)..........................................       8.25%        06/17/18           153,170
      843,306  Advantage Sales & Marketing, Inc., 2013 Term
                  Loan (First Lien)...........................................       4.25%        12/18/17           843,568
      399,000  CPA Global (Redtop Acquisitions Ltd.), Initial Dollar
                  Term Loan (First Lien)......................................       4.50%        12/03/20           399,997
      414,637  Information Resources, Inc., Term Loan.........................       4.75%        09/30/20           414,982
    1,050,000  TransUnion LLC, 2014 Replacement Term Loan.....................       4.00%        04/09/21         1,044,309
                                                                                                               -------------
                                                                                                                   3,156,308
                                                                                                               -------------
               RESTAURANTS - 0.3%
      401,929  Focus Brands, Inc., Refinancing Term Loan
                  (First Lien)................................................   4.25%-5.50%      02/21/18           401,680
       50,000  Focus Brands, Inc., Term Loan (Second Lien)....................      10.25%        08/21/18            50,625
                                                                                                               -------------
                                                                                                                     452,305
                                                                                                               -------------
               RETAIL REITS - 0.1%
      100,000  Capital Automotive LLC, Term Loan
                  (Second Lien)...............................................       6.00%        04/30/20           101,000
                                                                                                               -------------
               SECURITY & ALARM SERVICES - 0.1%
       30,403  Garda World Security Corp., Term B
                  Delayed Draw Loan...........................................       4.00%        11/06/20            30,314
      118,847  Garda World Security Corp., Term Loan B........................       4.00%        10/18/20           118,500
                                                                                                               -------------
                                                                                                                     148,814
                                                                                                               -------------


                        See Notes to Financial Statements                Page 13

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

  PRINCIPAL                                                                                        STATED
    VALUE                                DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
-------------  ---------------------------------------------------------------  -------------  --------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

               SEMICONDUCTORS - 1.8%
$   1,750,000  Avago Technologies Cayman Ltd., Term Loan B....                       3.75%        12/16/20     $   1,754,620
      746,255  Freescale Semiconductor, Inc., Tranche B-4
                  Term Loan...................................................       4.25%        02/28/20           745,090
      238,800  Freescale Semiconductor, Inc., Tranche B5
                  Term Loan...................................................       5.00%        01/15/21           239,846
                                                                                                               -------------
                                                                                                                   2,739,556
                                                                                                               -------------
               SPECIALIZED CONSUMER SERVICES - 0.9%
    1,028,273  Asurion LLC, Incremental Tranche B-1 Term Loan.................       5.00%        05/24/19         1,028,849
      352,941  Asurion LLC, Term Loan (Second Lien)...........................       8.50%        03/03/21           362,206
                                                                                                               -------------
                                                                                                                   1,391,055
                                                                                                               -------------
               SPECIALIZED FINANCE - 1.3%
      739,885  AlixPartners LLP, 2014 January Replacement
                  Term B-2 Loan (First Lien)..................................       4.00%        07/10/20           735,631
      745,015  Duff & Phelps Corp., Initial Term Loan.........................       4.50%        04/23/20           745,015
      527,800  FLY Leasing Ltd. (Fly Funding II S.A.R.L), Loan................       4.50%        08/09/19           528,898
                                                                                                               -------------
                                                                                                                   2,009,544
                                                                                                               -------------
               SPECIALTY CHEMICALS - 1.2%
       65,345  A.I. Chem (Allnex Luxembourg), Tranche B-1
                  Term Loan...................................................       4.50%        10/03/19            65,100
       33,904  A.I. Chem (Allnex Luxembourg), Tranche B-2
                  Term Loan...................................................       4.50%        10/03/19            33,777
       42,120  Arizona Chemicals (AZ Chem US, Inc.),
                  Term Loan...................................................       5.25%        12/22/17            42,225
      398,247  Axalta Coating Systems U.S. Holdings, Inc.,
                  Refinanced Term B Loan......................................       4.00%        02/01/20           396,805
      397,000  MacDermid, Inc., Tranche B Term Loan (First
                  Lien).......................................................       4.00%        06/07/20           396,131
      147,548  NuSil Technology LLC, Term Loan................................       5.25%        04/07/17           143,306
       49,237  Omnova Solutions, Inc., Term B-1 Loan..........................       4.25%        05/31/18            49,237
      645,125  Tata Chemicals North America, Inc., Term Loan..................       3.75%        08/07/20           641,093
                                                                                                               -------------
                                                                                                                   1,767,674
                                                                                                               -------------
               STEEL - 0.8%
    1,189,875  Fortescue Metals Group (FMG Resources
                  (August 2006) Pty LTD), Loan................................       4.25%        06/30/19         1,188,839
                                                                                                               -------------
               SYSTEMS SOFTWARE - 2.5%
      193,065  Applied Systems, Inc., Initial Term Loan
                  (First Lien)................................................       4.25%        01/25/21           192,686
      225,000  Applied Systems, Inc., Initial Term Loan
                  (Second Lien)...............................................       7.50%        01/24/22           227,250
      752,110  Blue Coat Systems, Inc., New Term Loan.........................       4.00%        05/31/19           750,229
    2,371,833  BMC Software Finance, Inc., Initial US
                  Term Loan...................................................       5.00%        09/10/20         2,361,943
      248,125  Websense, Inc., Term Loan (First Lien).........................       4.50%        06/25/20           247,815
                                                                                                               -------------
                                                                                                                   3,779,923
                                                                                                               -------------


Page 14                 See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

  PRINCIPAL                                                                                        STATED
    VALUE                                DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
-------------  ---------------------------------------------------------------  -------------  --------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

               TRUCKING - 0.1%
$     148,500  SIRVA Worldwide, Inc., Loan....................................       7.50%        03/27/19     $     150,728
                                                                                                               -------------
               WIRELESS TELECOMMUNICATION SERVICES - 0.1%
       99,250  Lightower Fiber Networks (LTS Buyer LLC or
                  Sidera Networks, Inc.), Term B Loan (First Lien)............       4.00%        04/13/20            98,878
       79,063  Lightower Fiber Networks (LTS Buyer LLC or
                  Sidera Networks, Inc.), Term Loan (Second Lien).............       8.00%        04/12/21            79,556
                                                                                                               -------------
                                                                                                                     178,434
                                                                                                               -------------
               TOTAL SENIOR FLOATING-RATE LOAN INTERESTS.....................................................    113,066,079
               (Cost $113,277,582)                                                                             -------------


  PRINCIPAL                                                                        STATED          STATED
    VALUE                                DESCRIPTION                               COUPON         MATURITY         VALUE
-------------  ---------------------------------------------------------------  -------------  --------------  -------------
CORPORATE BONDS AND NOTES - 16.6%

               AEROSPACE & DEFENSE - 0.1%
      100,000  GenCorp, Inc...................................................       7.13%        03/15/21           109,000
                                                                                                               -------------
               AGRICULTURAL PRODUCTS - 0.1%
      125,000  Pinnacle Operating Corp. (d)...................................       9.00%        11/15/20           134,688
                                                                                                               -------------
               AIRLINES - 0.4%
      540,000  United Continental Holdings, Inc...............................       6.38%        06/01/18           583,200
                                                                                                               -------------
               APPLICATION SOFTWARE - 1.1%
      100,000  ACI Worldwide, Inc. (d)........................................       6.38%        08/15/20           105,500
       62,000  Audatex North America, Inc. (d)................................       6.00%        06/15/21            66,805
       63,000  Audatex North America, Inc. (d)................................       6.13%        11/01/23            67,646
      350,000  Epicor Software Corp...........................................       8.63%        05/01/19           383,250
      750,000  Infor Software Parent LLC/Infor Software
                  Parent, Inc. (d) (e)........................................       7.13%        05/01/21           757,500
      250,000  Nuance Communications, Inc. (d)................................       5.38%        08/15/20           253,125
                                                                                                               -------------
                                                                                                                   1,633,826
                                                                                                               -------------
               AUTO PARTS & EQUIPMENT - 0.3%
      250,000  American Axle & Manufacturing, Inc.............................       6.25%        03/15/21           265,625
      250,000  Dana Holding Corp..............................................       5.38%        09/15/21           259,375
                                                                                                               -------------
                                                                                                                     525,000
                                                                                                               -------------
               AUTOMOBILE MANUFACTURERS - 0.1%
       50,000  Chrysler Group LLC/Chrysler Group
                  Co-Issuer, Inc..............................................       8.25%        06/15/21            56,438
                                                                                                               -------------
               BROADCASTING - 0.3%
      188,000  Nexstar Broadcasting, Inc......................................       6.88%        11/15/20           202,100
      250,000  Sinclair Television Group, Inc.................................       6.38%        11/01/21           261,250
                                                                                                               -------------
                                                                                                                     463,350
                                                                                                               -------------


                        See Notes to Financial Statements                Page 15

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

  PRINCIPAL                                                                        STATED          STATED
    VALUE                                DESCRIPTION                               COUPON         MATURITY         VALUE
-------------  ---------------------------------------------------------------  -------------  --------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

               BUILDING PRODUCTS - 0.3%
$     250,000  Allegion US Holding Co., Inc. (d)..............................       5.75%        10/01/21     $     266,250
      125,000  American Builders & Contractors Supply
                  Co., Inc. (d)...............................................       5.63%        04/15/21           129,687
      100,000  BC Mountain LLC/BC Mountain Finance, Inc. (d)..................       7.00%        02/01/21            97,750
                                                                                                               -------------
                                                                                                                     493,687
                                                                                                               -------------
               CABLE & SATELLITE - 0.7%
       50,000  CCO Holdings LLC/CCO Holdings Capital Corp.....................       5.25%        03/15/21            51,187
      500,000  CCO Holdings LLC/CCO Holdings Capital Corp.....................       6.50%        04/30/21           535,625
      500,000  Cequel Communications Holdings I LLC/Cequel
                  Capital Corp. (d)...........................................       5.13%        12/15/21           490,000
                                                                                                               -------------
                                                                                                                   1,076,812
                                                                                                               -------------
               CASINOS & GAMING - 1.1%
      300,000  Caesar's Growth Properties Holdings LLC/Caesars
                  Growth Properties Finance, Inc. (d).........................       9.38%        05/01/22           299,812
      125,000  Churchill Downs, Inc. (d)......................................       5.38%        12/15/21           128,437
       50,000  MGM Resorts International......................................       8.63%        02/01/19            59,938
      500,000  MGM Resorts International......................................       7.75%        03/15/22           582,750
      125,000  PNK Finance Corp. (d)..........................................       6.38%        08/01/21           131,875
      500,000  Station Casinos LLC............................................       7.50%        03/01/21           537,500
                                                                                                               -------------
                                                                                                                   1,740,312
                                                                                                               -------------
               CONSTRUCTION MACHINERY & HEAVY TRUCKS - 0.1%
       50,000  Oshkosh Corp. (d)..............................................       5.38%        03/01/22            51,375
                                                                                                               -------------
               CONSUMER FINANCE - 0.7%
      125,000  Nationstar Mortgage LLC/Nationstar Capital Corp................       6.50%        08/01/18           126,562
      400,000  Nationstar Mortgage LLC/Nationstar Capital Corp................       6.50%        07/01/21           383,500
      600,000  Nationstar Mortgage LLC/Nationstar Capital Corp................       6.50%        06/01/22           570,000
                                                                                                               -------------
                                                                                                                   1,080,062
                                                                                                               -------------
               FOOD DISTRIBUTORS - 0.2%
      312,000  KeHE Distributors LLC/KeHE Finance Corp. (d)...................       7.63%        08/15/21           338,325
                                                                                                               -------------
               HEALTH CARE EQUIPMENT - 1.3%
      333,000  Alere, Inc.....................................................       6.50%        06/15/20           351,315
      400,000  Kinetic Concepts, Inc./KCI USA, Inc............................      10.50%        11/01/18           459,000
    1,000,000  Kinetic Concepts, Inc./KCI USA, Inc............................      12.50%        11/01/19         1,175,000
                                                                                                               -------------
                                                                                                                   1,985,315
                                                                                                               -------------
               HEALTH CARE FACILITIES - 3.0%
    1,100,000  CHS Community Health Systems, Inc. (d).........................       6.88%        02/01/22         1,145,375
    1,000,000  Select Medical Corp............................................       6.38%        06/01/21         1,035,000
      500,000  Tenet Healthcare Corp. (d).....................................       6.00%        10/01/20           525,937
    1,500,000  Tenet Healthcare Corp..........................................       8.13%        04/01/22         1,668,750
      250,000  Vantage Oncology LLC/Vantage Oncology
                  Finance Co. (d).............................................       9.50%        06/15/17           257,500
                                                                                                               -------------
                                                                                                                   4,632,562
                                                                                                               -------------


Page 16                 See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

  PRINCIPAL                                                                        STATED          STATED
    VALUE                                DESCRIPTION                               COUPON         MATURITY         VALUE
-------------  ---------------------------------------------------------------  -------------  --------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

               HOME ENTERTAINMENT SOFTWARE - 0.2%
$     125,000  Activision Blizzard, Inc. (d)..................................       5.63%        09/15/21     $     133,594
      125,000  Activision Blizzard, Inc. (d)..................................       6.13%        09/15/23           136,250
                                                                                                               -------------
                                                                                                                     269,844
                                                                                                               -------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.3%
      500,000  NRG Energy, Inc. (d)...........................................       6.25%        07/15/22           518,125
                                                                                                               -------------
               INTEGRATED TELECOMMUNICATION SERVICES - 0.6%
      100,000  T-Mobile USA, Inc..............................................       5.25%        09/01/18           105,750
      200,000  T-Mobile USA, Inc..............................................       6.63%        04/01/23           215,000
      500,000  Windstream Corp................................................       7.75%        10/01/21           543,750
                                                                                                               -------------
                                                                                                                     864,500
                                                                                                               -------------
               LEISURE FACILITIES - 0.2%
      250,000  Cedar Fair L.P./Canada's Wonderland Co./Magnum
                  Management Corp.............................................       5.25%        03/15/21           255,000
                                                                                                               -------------
               LIFE SCIENCES TOOLS & SERVICES - 0.4%
      500,000  Immucor, Inc...................................................      11.13%        08/15/19           567,500
      100,000  InVentiv Health, Inc. (d)......................................       9.00%        01/15/18           106,500
                                                                                                               -------------
                                                                                                                     674,000
                                                                                                               -------------
               MOVIES & ENTERTAINMENT - 0.1%
      125,000  Cinemark USA, Inc..............................................       4.88%        06/01/23           121,875
                                                                                                               -------------
               OFFICE REITS - 0.2%
      375,000  DuPont Fabros Technology L.P...................................       5.88%        09/15/21           392,812
                                                                                                               -------------
               OIL & GAS EQUIPMENT & SERVICES - 0.1%
      200,000  Access Midstream Partners L.P./ACMP
                  Finance Corp................................................       5.88%        04/15/21           214,000
                                                                                                               -------------
               OIL & GAS EXPLORATION & PRODUCTION - 0.2%
      250,000  Oasis Petroleum, Inc. (d)......................................       6.88%        03/15/22           272,500
                                                                                                               -------------
               OIL & GAS REFINING & MARKETING - 0.1%
       62,500  Murphy Oil USA, Inc. (d).......................................       6.00%        08/15/23            64,844
                                                                                                               -------------
               OIL & GAS STORAGE & TRANSPORTATION - 0.2%
       62,000  Crestwood Midstream Partners L.P./Crestwood
                  Midstream Finance Corp. (d).................................       6.13%        03/01/22            65,100
       50,000  Regency Energy Partners L.P./Regency Energy
                  Finance Corp................................................       5.88%        03/01/22            52,500
      175,000  Tesoro Logistics LP/Tesoro Logistics
                  Finance Corp................................................       6.13%        10/15/21           185,938
                                                                                                               -------------
                                                                                                                     303,538
                                                                                                               -------------
               PACKAGED FOODS & MEATS - 0.7%
      500,000  Darling Ingredients, Inc. (d)..................................       5.38%        01/15/22           514,375
      500,000  JBS USA LLC/JBS USA Finance, Inc. (d)..........................       7.25%        06/01/21           541,875
                                                                                                               -------------
                                                                                                                   1,056,250
                                                                                                               -------------
               PHARMACEUTICALS - 0.4%
      500,000  Par Pharmaceutical Cos., Inc...................................       7.38%        10/15/20           545,000
                                                                                                               -------------
               RAILROADS - 0.1%
      125,000  Watco Cos. LLC/Watco Finance Corp. (d).........................       6.38%        04/01/23           127,188
                                                                                                               -------------


                        See Notes to Financial Statements                Page 17

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

  PRINCIPAL                                                                        STATED          STATED
    VALUE                                DESCRIPTION                               COUPON         MATURITY         VALUE
-------------  ---------------------------------------------------------------  -------------  --------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

               RESTAURANTS - 0.2%
$     300,000  Seminole Hard Rock Entertainment, Inc./Seminole
                  Hard Rock International LLC (d).............................       5.88%        05/15/21     $     300,750
                                                                                                               -------------
               SEMICONDUCTORS - 0.1%
      125,000  Magnachip Semiconductor Corp...................................       6.63%        07/15/21           124,688
                                                                                                               -------------
               SPECIALIZED CONSUMER SERVICES - 0.2%
      250,000  ARAMARK Corp...................................................       5.75%        03/15/20           263,438
                                                                                                               -------------
               SPECIALTY CHEMICALS - 0.6%
      500,000  Chemtura Corp..................................................       5.75%        07/15/21           521,250
      400,000  Hexion U.S. Finance Corp.......................................       6.63%        04/15/20           417,500
                                                                                                               -------------
                                                                                                                     938,750
                                                                                                               -------------
               SYSTEMS SOFTWARE - 0.1%
      125,000  BMC Software (d)...............................................       8.13%        07/15/21           131,563
                                                                                                               -------------
               TRADING COMPANIES & DISTRIBUTORS - 0.4%
      600,000  BlueLine Rental Finance Corp. (d)..............................       7.00%        02/01/19           643,500
                                                                                                               -------------
               TRUCKING - 0.1%
      125,000  Avis Budget Car Rental LLC/Avis Budget Finance,
                  Inc.........................................................       5.50%        04/01/23           126,875
                                                                                                               -------------
               WIRELESS TELECOMMUNICATION SERVICES - 1.3%
    1,350,000  Sprint Corp. (d)...............................................       7.25%        09/15/21         1,476,562
      500,000  Sprint Corp. (d)...............................................       7.88%        09/15/23           552,500
                                                                                                               -------------
                                                                                                                   2,029,062
                                                                                                               -------------
               TOTAL CORPORATE BONDS AND NOTES...............................................................     25,142,054
               (Cost $24,247,751)                                                                              -------------

FOREIGN CORPORATE BONDS AND NOTES - 2.7%

               ALTERNATIVE CARRIERS - 0.9%
      125,000  Intelsat Luxembourg S.A........................................       6.75%        06/01/18           132,813
    1,125,000  Intelsat Luxembourg S.A........................................       7.75%        06/01/21         1,177,031
                                                                                                               -------------
                                                                                                                   1,309,844
                                                                                                               -------------
               CABLE & SATELLITE - 0.1%
       50,000  Cogeco Cable, Inc. (d).........................................       4.88%        05/01/20            50,438
                                                                                                               -------------
               DIVERSIFIED CHEMICALS - 0.4%
      417,000  INEOS Group Holdings S.A. (d)..................................       6.13%        08/15/18           433,680
      250,000  INEOS Group Holdings S.A. (d)..................................       5.88%        02/15/19           255,625
                                                                                                               -------------
                                                                                                                     689,305
                                                                                                               -------------
               METAL & GLASS CONTAINERS - 0.1%
       62,000  Ardagh Packaging Finance PLC/Ardagh Holdings
                  USA, Inc. (d)...............................................       6.25%        01/31/19            64,790
      114,706  Ardagh Packaging Finance PLC/Ardagh Holdings
                  USA, Inc. (d)...............................................       7.00%        11/15/20           120,154
                                                                                                               -------------
                                                                                                                     184,944
                                                                                                               -------------
               MOVIES & ENTERTAINMENT - 0.1%
      125,000  Nielsen (The) Co. Luxembourg S.A.R.L. (d)......................       5.50%        10/01/21           130,938
                                                                                                               -------------


Page 18                 See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

  PRINCIPAL                                                                        STATED          STATED
    VALUE                                DESCRIPTION                               COUPON         MATURITY         VALUE
-------------  ---------------------------------------------------------------  -------------  --------------  -------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

               PHARMACEUTICALS - 0.5%
$     800,000  Capsugel S.A. (d) (f)..........................................       7.00%        05/15/19     $     825,500
                                                                                                               -------------
               RAILROADS - 0.2%
      333,000  Bombardier, Inc. (d)...........................................       6.00%        10/15/22           339,244
                                                                                                               -------------
               SECURITY & ALARM SERVICES - 0.2%
      250,000  Garda World Security Corp. (d).................................       7.25%        11/15/21           264,687
                                                                                                               -------------
               WIRELESS TELECOMMUNICATION SERVICES - 0.2%
      250,000  SoftBank Corp. (d).............................................       4.50%        04/15/20           251,562
                                                                                                               -------------
               TOTAL FOREIGN CORPORATE BONDS AND NOTES.......................................................      4,046,462
               (Cost $3,990,139)                                                                               -------------

               TOTAL INVESTMENTS - 93.9%.....................................................................    142,254,595
               (Cost $141,515,472) (g)

               NET OTHER ASSETS AND LIABILITIES - 6.1%.......................................................      9,314,313
                                                                                                               -------------
               NET ASSETS - 100.0%...........................................................................  $ 151,568,908
                                                                                                               =============

-----------------------------

(a) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at April 30, 2014. When a range of rates is disclosed the Fund holds more than one contract within the same tranche at varying rates.

(b) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(c)   This issuer has filed for protection in federal bankruptcy court.

(d) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2014, securities noted as such amounted to $13,569,431 or 8.95% of net assets.

(e) These notes are Senior Payment-in-Kind ("PIK") Toggle Notes ("Notes") whereby the issuer may, at its option, elect to pay interest on the Notes
      (1) entirely in cash or (2) entirely in PIK Interest. Interest paid in cash will accrue at the rate of 7.125% per annum ("Cash Interest Rate") and PIK Interest will accrue on the Notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. The first interest payment is scheduled for November 1, 2014.

(f) These notes are PIK Notes whereby the issuer may, at its option, elect to pay interest on the Notes (1) entirely in cash or (2) entirely in PIK Interest. Interest paid in cash will accrue at the rate of 7.00% per annum and PIK Interest will accrue on the Notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. The first interest payment is scheduled for May 15, 2014.

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,247,845 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $508,722.


                        See Notes to Financial Statements                Page 19

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)


VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                           LEVEL 2          LEVEL 3
                                                           TOTAL          LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT          QUOTED        OBSERVABLE       UNOBSERVABLE
                                                         4/30/2014         PRICES          INPUTS            INPUTS
                                                       -------------    ------------    -------------    --------------
Senior Floating-Rate Loan Interests*...............    $ 113,066,079    $         --    $ 113,066,079    $           --
Corporate Bonds and Notes*.........................       25,142,054              --       25,142,054                --
Foreign Corporate Bonds and Notes*.................        4,046,462              --        4,046,462                --
                                                       -------------    ------------    -------------    --------------
Total Investments..................................    $ 142,254,595    $         --    $ 142,254,595    $           --
                                                       =============    ============    =============    ==============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2014.


Page 20                 See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2014 (UNAUDITED)

ASSETS:
Investments, at value
   (Cost $141,515,472).........................................................................      $142,254,595
Cash...........................................................................................        13,996,590
Receivables:
   Investment securities sold..................................................................         4,721,935
   Fund shares sold............................................................................         2,151,991
   Interest....................................................................................           989,859
Prepaid expenses...............................................................................            36,706
                                                                                                     ------------
   Total Assets................................................................................       164,151,676
                                                                                                     ------------
LIABILITIES:
Payables:
   Investment securities purchased.............................................................        11,797,145
   Shares redeemed.............................................................................           610,541
   Investment advisory fees....................................................................            58,994
   Distributions payable.......................................................................            34,230
   Audit and tax fees..........................................................................            32,356
   12b-1 distribution and service fees.........................................................            31,217
   Registration and filing fees................................................................            12,153
   Transfer agent fees.........................................................................             2,052
   Trustees' fees and expenses.................................................................             1,607
   Commitment fees.............................................................................             1,383
   Financial reporting fees....................................................................               771
   Administrative fees.........................................................................               319
                                                                                                     ------------
   Total Liabilities...........................................................................        12,582,768
                                                                                                     ------------
NET ASSETS.....................................................................................      $151,568,908
                                                                                                     ============
NET ASSETS consist of:
Paid-in capital................................................................................      $150,809,459
Par value......................................................................................            73,347
Accumulated net investment income (loss).......................................................          (343,025)
Accumulated net realized gain (loss) on investments............................................           290,004
Net unrealized appreciation (depreciation) on investments......................................           739,123
                                                                                                     ------------
NET ASSETS.....................................................................................      $151,568,908
                                                                                                     ============
MAXIMUM OFFERING PRICE PER SHARE:
   (Net assets are rounded to the nearest whole dollar and shares are rounded to the nearest full share)
CLASS A SHARES:
   Net asset value and redemption price per share (Based on net assets of $73,361,575
      and 3,549,721 shares of beneficial interest issued and outstanding)......................      $      20.67
   Maximum sales charge (3.50% of offering price)..............................................              0.75
                                                                                                     ------------
   Maximum offering price to public............................................................      $      21.42
                                                                                                     ============
CLASS C SHARES:
   Net asset value and redemption price per share (Based on net assets of $21,101,884
      and 1,021,830 shares of beneficial interest issued and outstanding)......................      $      20.65
                                                                                                     ============
CLASS I SHARES:
   Net asset value and redemption price per share (Based on net assets of $57,105,449
      and 2,763,117 shares of beneficial interest issued and outstanding)......................      $      20.67
                                                                                                     ============


                        See Notes to Financial Statements                Page 21

FIRST TRUST SHORT DURATION HIGH INCOME FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED)


INVESTMENT INCOME:
Interest................................................................      $   2,973,361
Other...................................................................             84,011
                                                                              -------------
Total investment income.................................................          3,057,372
                                                                              -------------
EXPENSES:
Investment advisory fees................................................            418,350
12b-1 distribution and service fees
   Class A..............................................................             73,606
   Class C..............................................................             88,736
Registration and filing fees............................................             60,041
Administrative fees.....................................................             57,801
Transfer agent fees.....................................................             51,824
Audit and tax fees......................................................             28,860
Custodian fees..........................................................             26,266
Printing fees...........................................................             12,024
Trustees' fees and expenses.............................................              9,325
Legal fees..............................................................              6,660
Commitment fees.........................................................              5,473
Financial reporting fees................................................              4,625
Other...................................................................             13,717
                                                                              -------------
   Total expenses.......................................................            857,308
   Less fees waived or expenses reimbursed by the investment advisor....            (51,350)
                                                                              -------------
Net expenses............................................................            805,958
                                                                              -------------
NET INVESTMENT INCOME (LOSS)............................................          2,251,414
                                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments..............................            290,134
   Net change in unrealized appreciation (depreciation) on investments..            (52,825)
                                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS).................................            237,309
                                                                              -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................................      $   2,488,723
                                                                              =============


Page 22                 See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SIX MONTHS
                                                                                  ENDED                 PERIOD
                                                                                4/30/2014                ENDED
                                                                               (UNAUDITED)           10/31/2013 (a)
                                                                              -------------          -------------
OPERATIONS:
Net investment income (loss)............................................      $   2,251,414          $   1,268,556
Net realized gain (loss)................................................            290,134                137,919
Net change in unrealized appreciation (depreciation)....................            (52,825)               791,948
Net increase from payment by the advisor (b)............................                 --                  1,079
                                                                              -------------          -------------
Net increase (decrease) in net assets resulting from operations.........          2,488,723              2,199,502
                                                                              -------------          -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares..........................................................         (1,168,737)              (539,225)
Class C shares..........................................................           (286,143)              (178,413)
Class I shares..........................................................         (1,106,054)              (729,306)
                                                                              -------------          -------------
                                                                                 (2,560,934)            (1,446,944)
                                                                              -------------          -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM RETURN OF CAPITAL:
Class A shares..........................................................                 --               (130,315)
Class C shares..........................................................                 --                (43,112)
Class I shares..........................................................                 --               (176,224)
                                                                              -------------          -------------
                                                                                         --               (349,651)
                                                                              -------------          -------------
Total distributions to shareholders.....................................         (2,560,934)            (1,796,595)
                                                                              -------------          -------------
CAPITAL TRANSACTIONS:
Proceeds from shares sold...............................................         72,586,313            123,765,594
Proceeds from shares reinvested.........................................          2,354,867              1,460,181
Cost of shares redeemed.................................................        (25,035,837)           (23,892,906)
                                                                              -------------          -------------
Net increase (decrease) in net assets resulting from capital
   transactions                                                                  49,905,343            101,332,869
                                                                              -------------          -------------
Total increase (decrease) in net assets.................................         49,833,132            101,735,776
NET ASSETS:
Beginning of period.....................................................        101,735,776                     --
                                                                              -------------          -------------
End of period...........................................................      $ 151,568,908          $ 101,735,776
                                                                              =============          =============
Accumulated net investment income (loss) at end of period...............      $    (343,025)         $     (33,505)
                                                                              =============          =============

-----------------------------

(a) The Fund was initially seeded and commenced operations on November 1, 2012.

(b)   See Note 3 in the Notes to Financial Statements.


                        See Notes to Financial Statements                Page 23

FIRST TRUST SHORT DURATION HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    SIX MONTHS
                                                       ENDED            PERIOD
                                                     4/30/2014          ENDED
CLASS A SHARES                                      (UNAUDITED)     10/31/2013 (a)
                                                  ---------------  ---------------

Net asset value, beginning of period............    $     20.68      $     20.00
                                                    -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)................           0.36             0.65
Net realized and unrealized gain (loss).........           0.04             0.90
                                                    -----------      -----------
Total from investment operations................           0.40             1.55
                                                    -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................          (0.41)           (0.70)
Return of capital...............................             --            (0.17)
                                                    -----------      -----------
Total from distributions........................          (0.41)           (0.87)
                                                    -----------      -----------
Net asset value, end of period..................    $     20.67      $     20.68
                                                    ===========      ===========
TOTAL RETURN (c)................................           1.97%            7.87% (d)
                                                    ===========      ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............    $    73,362      $    44,819
Ratio of total expenses to average net assets...           1.33% (e)        1.54% (e)
Ratio of net expenses to average net assets.....           1.25% (e)        1.25% (e)
Ratio of net investment income (loss) to
   average net assets...........................           3.50% (e)        3.20% (e)
Portfolio turnover rate.........................             57%              89%


(a) Class A Shares were initially seeded and commenced operations on November 1, 2012.

(b)   Per share amounts have been calculated using the average shares method.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 3.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(d) The Fund received reimbursements from First Trust Advisors L.P. (the "Advisor") in the amount of $1,079. The reimbursements from the Advisor represent less than $0.01 per share and had no effect on the total return of the Class A Shares.

(e)   Annualized.


Page 24                 See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    SIX MONTHS
                                                       ENDED            PERIOD
                                                     4/30/2014          ENDED
CLASS C SHARES                                      (UNAUDITED)     10/31/2013 (a)
                                                  ---------------  ---------------

Net asset value, beginning of period............    $     20.66      $     20.00
                                                    -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)................           0.28             0.50
Net realized and unrealized gain (loss).........           0.05             0.89
                                                    -----------      -----------
Total from investment operations................           0.33             1.39
                                                    -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................          (0.34)           (0.59)
Return of capital...............................             --            (0.14)
                                                    -----------      -----------
Total from distributions........................          (0.34)           (0.73)
                                                    -----------      -----------
Net asset value, end of period..................    $     20.65      $     20.66
                                                    ===========      ===========
TOTAL RETURN (c)................................           1.59%            7.04% (d)
                                                    ===========      ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............    $    21,102      $    13,522
Ratio of total expenses to average net assets...           2.08% (e)        2.29% (e)
Ratio of net expenses to average net assets.....           2.00% (e)        2.00% (e)
Ratio of net investment income (loss) to
   average net assets...........................           2.75% (e)        2.45% (e)
Portfolio turnover rate.........................             57%              89%


(a) Class C Shares were initially seeded and commenced operations on November 1, 2012.

(b)   Per share amounts have been calculated using the average shares method.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total return would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(d) The Fund received reimbursements from First Trust Advisors L.P. (the "Advisor") in the amount of $1,079. The reimbursements from the Advisor represent less than $0.01 per share and had no effect on the total return of the Class C Shares.

(e)   Annualized.


                        See Notes to Financial Statements                Page 25

FIRST TRUST SHORT DURATION HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    SIX MONTHS
                                                       ENDED            PERIOD
                                                     4/30/2014          ENDED
CLASS I SHARES                                      (UNAUDITED)     10/31/2013 (a)
                                                  ---------------  ---------------

Net asset value, beginning of period............    $     20.68      $     20.00
                                                    -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)................           0.38             0.70
Net realized and unrealized gain (loss).........           0.05             0.90
                                                    -----------      -----------
Total from investment operations................           0.43             1.60
                                                    -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................          (0.44)           (0.74)
Return of capital...............................             --            (0.18)
                                                    -----------      -----------
Total from distributions........................          (0.44)           (0.92)
                                                    -----------      -----------
Net asset value, end of period..................    $     20.67      $     20.68
                                                    ===========      ===========
Total return (c)................................           2.09%            8.11% (d)
                                                    ===========      ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............    $    57,105      $    43,395
Ratio of total expenses to average net assets...           1.08% (e)        1.29% (e)
Ratio of net expenses to average net assets.....           1.00% (e)        1.00% (e)
Ratio of net investment income (loss) to
   average net assets...........................           3.75%  (e)       3.45% (e)
Portfolio turnover rate.........................             57%              89%


(a) Class I Shares were initially seeded and commenced operations on November 1, 2012.

(b)   Per share amounts have been calculated using the average shares method.

(c) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(d) The Fund received reimbursements from First Trust Advisors L.P. (the "Advisor") in the amount of $1,079. The reimbursements from the Advisor represent less than $0.01 per share and had no effect on the total return of the Class I Shares.

(e)   Annualized.


Page 26                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           APRIL 30, 2014 (UNAUDITED)


                                1. ORGANIZATION

First Trust Short Duration High Income Fund (the "Fund") is a series of the First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

The Fund's primary investment objective is to seek to provide a high level of current income. As a secondary objective, the Fund seeks capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high-yield debt securities and bank loans that are rated below-investment grade or unrated. High-yield debt securities are below-investment grade debt securities, commonly known as "junk bonds." For purposes of determining whether a security is below-investment grade, the lowest available rating is used. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") for each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees, if any, and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Market quotations and prices used to value the Fund's investments are primarily obtained from third-party pricing services. The Fund's investments are valued as follows:

      The Senior Floating-Rate Loan Interests ("Senior Loans")(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

---------------------------------

(1) The terms "security" and "securities" used throughout the Notes to Financial Statements include Senior Loans.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           APRIL 30, 2014 (UNAUDITED)


       Corporate bonds, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

       1)   the fundamental business data relating to the borrower/issuer;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of a security;

       4)   the financial statements of the borrower/issuer;

       5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management; 11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

      12)   borrower's/issuer's competitive position within the industry;

      13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

      14)   other relevant factors.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           APRIL 30, 2014 (UNAUDITED)


The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2014, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Market premiums and discounts are amortized over the expected life of each respective borrowing. Amortization of premiums and the accretion of discounts are recorded using the effective interest method.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. The Fund did not have any when-issued, delayed-delivery or forward purchase commitments as of April 30, 2014.

C. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund did not have any unfunded delayed draw loan commitments as of April 30, 2014.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will declare daily and pay monthly distributions of all or a portion of its net income to holders of each class of shares. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.

The tax character of distributions paid during the period ended October 31, 2013, was as follows:

Distributions paid from:
Ordinary income............................  $  1,446,944
Capital gain...............................            --
Return of capital..........................       349,651

As of October 31, 2013, the distributable earnings and net assets on a tax basis were as follows:

Undistributed ordinary income..............  $         --
Undistributed capital gains................            --
                                             ------------
Total undistributed earnings...............            --
Accumulated capital and other losses.......            --
Net unrealized appreciation (depreciation).       758,313
                                             ------------
Total accumulated earnings (losses)........       758,313
Other......................................            --
Paid-in capital............................   100,977,463
                                             ------------
Net assets.................................  $101,735,776
                                             ============

E. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           APRIL 30, 2014 (UNAUDITED)


The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2013, the Fund had no non-expiring capital loss carryforwards for federal income tax purposes.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable year ended 2013 remains open to federal and state audit. As of April 30, 2014, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

F. EXPENSES:

The Fund pays all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.65% of the Fund's average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.00% of average daily net assets of any class of shares of the Fund (the "Expense Cap") until February 28, 2016, and then will not exceed 1.35% from March 1, 2016, through February 28, 2025 (the "Expense Cap Termination Date"). Expenses borne and fees waived by First Trust are subject to recovery by First Trust up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding the Expense Cap in place at the time the expense was borne or the fee was waived by First Trust. These amounts would be included in "Expenses previously waived or reimbursed" on the Statement of Operations. The advisory fee waivers and expense reimbursement for the six months ended April 30, 2014 and the expenses borne by First Trust subject to recovery were as follows:

                                                                   EXPENSES SUBJECT TO RECOVERY
                                                 ----------------------------------------------------------------
  ADVISORY FEE               EXPENSE                 PERIOD ENDED             SIX MONTHS ENDED
     WAIVER              REIMBURSEMENTS            OCTOBER 31, 2013            APRIL 30, 2014            TOTAL
----------------      ---------------------      ---------------------      ---------------------      ----------
    $51,350                 $     --                   $116,236                    $51,350              $167,586

During the period ended October 31, 2013, the Fund received reimbursements from the Advisor of $1,079 in connection with trade errors.

BNY Mellon Investment Servicing (US) Inc. ("BNYM IS") serves as the Fund's administrator, fund accountant and transfer agent in accordance with certain fee arrangements. As administrator and fund accountant, BNYM IS is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. The Bank of New York Mellon ("BNYM") serves as the Fund's custodian in accordance with certain fee arrangements. As custodian, BNYM is responsible for custody of the Fund's assets.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           APRIL 30, 2014 (UNAUDITED)


                                 4. CAPITAL SHARE TRANSACTIONS

Capital transactions were as follows:

                                      SIX MONTHS ENDED                    PERIOD ENDED
                                       APRIL 30, 2014                   OCTOBER 31, 2013

                                  SHARES            VALUE           SHARES           VALUES
                                ----------      ------------      ----------      ------------
Sales:
     Class A                     1,852,444      $ 38,308,942       2,538,555      $ 52,251,481
     Class C                       432,824         8,947,177         749,163        15,352,331
     Class I                     1,224,785        25,330,194       2,722,812        56,161,782
                                ----------      ------------      ----------      ------------
Total Sales:                     3,510,053      $ 72,586,313       6,010,530      $123,765,594
                                ==========      ============      ==========      ============
Dividend Reinvestment:
     Class A                        54,242      $  1,122,475          26,220      $    539,817
     Class C                        11,559           238,967           6,484           133,381
     Class I                        48,006           993,425          38,242           786,983
                                ----------      ------------      ----------      ------------
Total Dividend Reinvestment:       113,807      $  2,354,867          70,946      $  1,460,181
                                ==========      ============      ==========      ============
Redemptions
     Class A                      (524,439)     $(10,849,626)       (397,300)     $ (8,170,096)
     Class C                       (76,963)       (1,589,786)       (101,237)       (2,087,628)
     Class I                      (608,173)      (12,596,425)       (662,556)      (13,635,182)
                                ----------      ------------      ----------      ------------
Total Redemptions:              (1,209,575)     $(25,035,837)     (1,161,093)     $(23,892,906)
                                ==========      ============      ==========      ============



                      5. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investments, excluding short-term investments, for the six months ended April 30, 2014, were $115,035,862 and $71,319,854, respectively.

                                 6. BORROWINGS

Effective March 28, 2013, the Trust and First Trust Variable Insurance Trust entered into a $20 million Committed Line of Credit ("Line of Credit") with The Bank of Nova Scotia ("Scotia") to be a liquidity backstop during periods of high redemption volume. On July 30, 2013, the Line of Credit was increased to $50 million and First Trust Exchange-Traded Fund III and First Trust Exchange-Traded Fund IV were added to the Credit Agreement. A commitment fee of 0.125% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans was charged by Scotia, which First Trust allocated amongst the funds that had access to the Line of Credit. To the extent that the Fund accessed the Line of Credit, there would also be an interest fee charged.

The Line of Credit terminated on March 27, 2014. Effective March 27, 2014, the Trust, on behalf of the Fund, along with First Trust Variable Insurance Trust and First Trust Exchange-Traded Fund IV, entered into a $30 million Credit Agreement (the "BNYM Line of Credit") with BNYM to be a liquidity backstop during periods of high redemption volume. A commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans will be charged by BNYM, which First Trust will allocate amongst the funds that have access to the BNYM Line of Credit. To the extent that the Fund accesses the BNYM Line of Credit, there would also be an interest fee charged.

                        7. DISTRIBUTION AND SERVICE PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25% and 1.00% of their average daily net assets each year for Class A and Class C, respectively, to reimburse and compensate First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           APRIL 30, 2014 (UNAUDITED)


                               8. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           APRIL 30, 2014 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some, but not all, of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

HIGH-YIELD SECURITIES RISK: High-yield securities, or "junk bonds," are subject to greater market fluctuations and risk of loss than securities with higher investment ratings. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high-yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high-yield securities is smaller and less liquid than that for investment grade securities. High-yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high-yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

CREDIT RISK: Credit risk is the risk that an issuer of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability or willingness to make such payments. Credit risk may be heightened for the Fund because it invests a substantial portion of its net assets in high-yield or "junk" debt; such securities, while generally offering higher yields than investment grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal. Credit risk is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy.

INTEREST RATE RISK: Interest rate risk is the risk that the value of the debt securities held by the Fund will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term investments and higher for longer term investments. Duration is a common measure of interest rate risk, which measures a bond's expected life on a present value basis, taking into account the bond's yield, interest payments and final maturity. Duration is a reasonably accurate measure of a bond's price sensitivity to changes in interest rates. The longer the duration of a bond, the greater the bond's price sensitivity is to changes in interest rates.

MARKET RISK: Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

BANK LOANS RISK: An investment in bank loans subjects the Fund to credit risk, which is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy. Senior floating rate loans, in which the Fund invests, are usually rated below-investment grade but may also be unrated. As a result, the risks associated with these loans are similar to the risks of below-investment grade fixed income instruments. An economic downturn would generally lead to a higher non-payment rate, and a senior floating rate loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a senior floating rate loan may decline in value or become illiquid, which would adversely affect the loan's value. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, portfolio transactions in loans may have uncertain settlement time periods. Senior floating rate loans are subject to a number of risks described elsewhere in this Prospectus, including liquidity risk and the risk of investing in below-investment grade fixed income instruments.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           APRIL 30, 2014 (UNAUDITED)


LIQUIDITY RISK: The Fund invests a substantial portion of its assets in lower-quality debt issued by companies that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. Moreover, smaller debt issues tend to be less liquid than larger debt issues. If the economy experiences a sudden downturn, or if the debt markets for such companies become distressed, the Fund may have particular difficulty selling its assets in sufficient amounts, at reasonable prices and in a sufficiently timely manner to raise the cash necessary to meet any potentially heavy redemption requests by Fund shareholders.

CONVERTIBLE BONDS RISK: The market values of convertible bonds tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible bond's market value also tends to reflect the market price of the common stock of the issuing company.

NON-U.S. SECURITIES RISK: Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

CURRENCY RISK: Because the Fund's net asset value ("NAV") is determined on the basis of U.S. dollars and the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

PREPAYMENT RISK: Loans and other fixed income investments are subject to prepayment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. The Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

INCOME RISK: If interest rates fall, the income from the Fund's portfolio may decline as the Fund generally holds floating rate debt that will adjust lower with falling interest rates. For loans, interest rates typically reset every 30 to 90 days.

NEW FUND RISK: The Fund currently has less assets than larger funds, and like other relatively small funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objectives.

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

                      This Page Left Blank Intentionally.

FIRST TRUST


INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187

ADMINISTRATOR,
FUND ACCOUNTANT &
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
The Bank of New York Mellon
101 Barclay Street, 20th Floor
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302  of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
             Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                First Trust Series Fund
                 ----------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: June 20, 2014
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: June 20, 2014
     ------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: June 20, 2014
     ------------------

* Print the name and title of each signing officer under his or her signature.